UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/15

Advantage Funds, Inc.

            Dreyfus Global Dynamic Bond Fund

            Dreyfus Global Real Return Fund

            Dreyfus Total Emerging Markets Fund

            Dynamic Total Return Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Global Dynamic
Bond Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International bonds generally lost a degree of value for U.S. residents over the reporting period.Although many fixed-income markets fared well in local currency terms amid falling interest rates sparked by increasingly accommodative monetary policies, a strengthening U.S. dollar against most other major currencies more than offset those gains. Strength in the U.S. dollar was mainly the result of intensifying demand for domestic investments, including U.S.Treasury securities, as international bond yields reached historically low levels and nervous investors sought refuge from global economic weakness in the faster growing U.S. market.

We remain optimistic regarding the long-term outlook for the U.S. and global economies. We believe aggressively accommodative monetary policies in Europe and Japan should boost economic activity, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.Yet, we expect economic growth to gain more traction in some countries than others, suggesting that selectivity may become a more important determinant of success in international fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Paul Brain, Howard Cunningham, and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 1.44%, Class C shares returned 1.02%, Class I shares returned 1.62%, and Class Y shares returned 1.55%.1 In comparison, the fund’s benchmark, the Citi U.S. One-Month Treasury Bill Index, produced a total return of 0.01% for the same period.2

Bonds gained value in many global markets after several major central banks implemented more aggressively accommodative monetary policies.The fund produced a positive absolute return and outperformed its benchmark as a result of balanced exposure across fixed-income markets and a tilt towards higher quality securities.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation).To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets.We employ a dynamic, benchmark unconstrained approach in allocating the fund’s assets globally, among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments, and currencies.We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Quantitative Easing Drove Market Performance

International bond prices generally climbed during the reporting period when several central banks eased their monetary policies in an effort to stimulate greater

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

growth in a persistently sluggish global economy. Amid disappointing economic data, European markets rallied after the European Central Bank (“ECB”) announced a larger-than-expected quantitative easing program in January 2015, while Japanese securities benefited from a continuation of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions in an attempt to combat its economic slowdown.

These measures drove non-U.S. sovereign bond yields sharply lower over the first half of the reporting period, causing some European bonds to offer negative yields at times. Consequently, global fixed-income investors flocked to U.S.Treasury securities, putting downward pressure on their yields despite a sustained domestic economic recovery. Moreover, the resulting influx of investment capital caused the U.S. dollar to appreciate sharply against most foreign currencies, effectively eroding returns from unhedged international investments for U.S. residents.

European and U.S. Bond Positions Buoyed Fund Performance

The fund’s performance compared to the Citi U.S. One-Month Treasury Bill Index was bolstered by a relatively long average duration among bonds denominated in the euro, which helped the fund participate more fully in the European market’s rally. A bias towards peripheral European sovereign bonds, emerging market sovereign bonds, and high-yield corporate-backed securities also proved beneficial when relative borrowing costs converged towards underlying German bunds. A preference for bonds at the longer end of the U.S. bond market’s maturity range and a position in Treasury Inflation Protected Securities (TIPS) (through the second half of the reporting period) enabled the fund to benefit from narrowing yield differences across the U.S. market’s maturity spectrum and a recovery in inflation expectations following a bounce in the oil price from late January.

Finally, our currency management strategy remained biased towards the U.S. dollar and away from the euro, which proved beneficial to performance. However, a softening of the U.S. dollar from mid-March offset some of these positive returns over the remainder of the reporting period. Likewise, although the fund’s relatively short duration position in the U.S. bond market aided relative performance over the reporting period’s first half, it detracted somewhat over the second half when yields of U.S. Treasury securities began to drift higher. The fund’s use of futures contracts

4

as a hedge against rising U.S. interest rates detracted mildly from relative performance for the reporting period overall.

Maintaining a Balanced Strategy

As of the reporting period’s end, we have maintained a balanced strategy with a tilt towards higher yielding bonds that we expect to benefit from the ECB’s quantitative easing program. Using futures contracts, we have retained relatively short duration positions in the United States and United Kingdom, and we have reduced the fund’s overall exposure to these markets. In our view, continued U.S. job creation and the prospect of short-term rate increases should again support the dollar, while the recent rally in European currencies despite ongoing economic headwinds warrants a short euro position. At the same time, the U.K. sterling’s strength in the wake of recent elections, despite uncertainty over the future of the Union and its place in the E.U., suggests that an underweighted position in favor of the U.S. dollar remains warranted.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Citi U.S. One-Month Treasury Bill Index is a market value-weighted index of public obligations of the U.S.
Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.74	$8.47	$3.50	$3.50
Ending value (after expenses)	$1,014.40	$1,010.20	$1,016.20	$1,015.50

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.76	$8.50	$3.51	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32	$1,021.32

Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C, .70% for
Class I and .70% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—92.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary—5.0%
Bertelsmann SE & Co.,
Sub. Notes	EUR	3.50	4/23/75	100,000	[b]	112,313
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	150,000		151,874
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	74,000		121,257
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		89,410
Nielsen Finance,
Gtd. Notes		5.00	4/15/22	69,000		69,638
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		127,163
						671,655
Consumer Staples—1.8%
Altria Group,
Gtd. Notes		9.95	11/10/38	50,000		85,169
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. A	CNY	7.00	4/12/16	80,000		9,173
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. B	CNY	10.00	4/12/16	27,056		3,424
HJ Heinz,
Scd. Notes		4.88	2/15/25	70,000		76,615
Walgreens Boots Alliance,
Sr. Unscd. Notes		4.80	11/18/44	64,000		66,608
						240,989
Energy—3.6%
Kinder Morgan,
Gtd. Notes	EUR	2.25	3/16/27	100,000		113,570
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	90,000		98,146
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		125,515
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,542
TOTAL,
Jr. Sub. Notes	EUR	2.63	12/29/49	100,000	[b]	113,161
						485,934

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial—25.5%
Aflac,
Sr. Unscd. Notes		3.63	11/15/24	70,000		72,977
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		118,052
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	37,262		63,819
ASB Finance,
Gtd. Notes	GBP	1.40	10/23/15	100,000	[b]	154,090
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		82,165
Citigroup,
Sub. Notes		5.50	9/13/25	70,000		78,507
Commonwealth
Bank of Australia,
Sr. Unscd. Notes	GBP	3.88	12/14/15	50,000		78,174
Coventry Building Society,
Covered Bonds	GBP	0.86	3/17/20	100,000	[b]	153,762
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	60,000	[b]	98,661
Deutsche Annington Finance,
Gtd. Notes	EUR	1.50	3/31/25	24,000		26,421
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		255,679
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		56,994
General Electric Capital,
Gtd. Notes	GBP	6.44	11/15/22	24,573		42,605
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	65,000	[b]	112,074
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	50,000		79,333
ING Bank,
Sub. Notes	EUR	3.63	2/25/26	100,000	[b]	123,164
Landwirtschaftliche
Rentenbank,
Govt. Gtd. Notes	AUD	2.79	1/27/16	80,000	[b]	63,496
Landwirtschaftliche
Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	170,000		130,664

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		155,585
Metropolitan Life
Global Funding I,
Scd. Bonds		0.48	7/14/16	150,000	[b]	150,143
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	100,000	[b]	154,573
Neder Financierings,
Sr. Unscd. Notes		0.42	10/21/19	125,000	[b]	125,066
New Red Finance,
Scd. Notes		6.00	4/1/22	68,000	[c]	70,550
Royal Bank of Canada,
Covered Bonds,		1.13	7/22/16	125,000		125,667
Royal Bank of Canada,
Covered Bonds		1.88	2/5/20	135,000		135,720
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	50,000	[b]	92,839
Silverstone Master Issuer,
Mortgage Backed Notes,
Ser. A3	GBP	5.06	1/21/55	50,000		81,073
SLM Student Loan Trust,
Ser. 2003-10,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		140,567
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,263		76,251
UBS,
Sr. Unscd. Notes	GBP	6.63	4/11/18	50,000		88,220
Volkswagen International
Finance, Gtd. Bonds	EUR	3.50	12/29/49	50,000	[b]	56,702
Yorkshire Building Society,
Sub. Notes	GBP	4.13	11/20/24	100,000	[b]	155,800
						3,399,393
Foreign/Governmental—32.5%
Asian Development Bank,
Sr. Unscd. Notes		0.18	5/29/15	240,000	[b]	239,998
Australian Goverment,
Sr. Unscd. Bonds	AUD	3.75	4/21/37	150,000		130,059
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		60,912

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
Canadian Government,
Bonds	CAD	1.00	11/1/15	255,000		211,657
Colombian Government,
Sr. Unscd. Bonds		7.38	9/18/37	100,000		134,000
Dutch Government,
Bonds		1.00	2/24/17	150,000		150,705
Ecuadorian Government,
Notes		9.38	12/15/15	130,000		132,925
European Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		32,187
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.64	1/5/16	120,000	[b]	184,368
Finnish Government,
Sr. Unscd. Notes	GBP	0.61	2/25/16	100,000	[b]	153,602
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,857
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	170,000		134,064
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	100,000	[b]	96,600
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		41,726
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		76,626
Macedonian Government,
Sr. Unscd. Notes	EUR	3.98	7/24/21	100,000		114,531
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	1,730,000		112,898
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	1,140,000		77,829
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	80,000		100,705
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		115,631
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	1,220,000		413,779

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
Portuguese Government,
Unscd. Bonds	EUR	3.88	2/15/30	125,000	[c]	163,907
Singapore Government,
Sr. Unscd. Bonds	SGD	2.50	6/1/19	140,000		110,071
Slovenian Government,
Sr. Unscd. Bonds	EUR	2.25	3/25/22	20,000		24,421
Spanish Government,
Sr. Unscd. Bonds	EUR	1.00	11/30/30	150,000	[c,d]	176,095
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	200,716
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	350,000		342,577
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	210,000	[e]	460,194
						4,313,640
Health Care—5.1%
CHS/Community Health
Systems, Sr. Scd. Notes		5.13	8/1/21	64,000		66,560
ConvaTec Healthcare,
Sr. Scd. Notes	EUR	7.38	12/15/17	100,000		116,917
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	100,000		118,405
Roche Holdings,
Gtd. Notes		0.36	9/29/17	200,000	[b]	201,060
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	60,000		64,200
Valeant Pharmaceuticals,
Sr. Unscd. Notes	EUR	4.50	5/15/23	100,000		113,296
						680,438
Industrial—2.4%
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	50,000		90,022
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		153,937
United Rentals North America,
Gtd. Notes		5.50	7/15/25	39,000		39,655
United Rentals North America,
Gtd. Notes		5.75	11/15/24	35,000		36,137
						319,751

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology—.7%
First Data,
Sr. Scd. Notes		7.38	6/15/19	90,000		93,713
Materials—1.8%
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	4.25	1/15/22	100,000		115,092
Freeport-McMoRan,
Gtd. Notes		2.30	11/14/17	50,000		50,253
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	70,000		74,063
						239,408
Telecommunication Services—5.1%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	100,000		112,903
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	5.25	11/4/19	1,000,000		125,850
Numericable-SFR,
Sr. Scd. Bonds	EUR	5.63	5/15/24	100,000		119,017
Sprint Communications,
Sr. Unscd. Debs		9.25	4/15/22	80,000		89,600
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/49	100,000	[b]	117,759
Ziggo Secured Finance,
Gtd. Bonds	EUR	3.75	1/15/25	100,000		114,121
						679,250
U.S. Government Securities—5.2%
U.S. Treasury Bonds
2.88%, 5/15/43				225,000		230,572
U.S. Treasury Notes
0.88%, 2/28/17				460,000		462,767
						693,339

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities—4.1%
Anglian Water
Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		93,671
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		90,052
ENW Capital Finance,
Sr. Scd. Notes	GBP	6.75	6/20/15	65,000		100,453
RWE,
Jr. Sub. Notes	EUR	4.63	9/29/49	65,000	[b]	73,911
SPP Infrastructure Financing,
Gtd. Bonds	EUR	2.63	2/12/25	100,000		109,829
SSE,
Jr. Sub. Notes	GBP	5.45	9/29/49	50,000	[b]	77,882
						545,798
Total Bonds and Notes
(cost $12,675,445)						12,363,308

Common Stocks—.6%				Shares		Value ($)
Exchange-Traded Funds
SPDR Barclays Emerging Markets
Local Bond ETF
(cost $86,237)				2,865	[f]	80,134

				Face Amount
				Covered by
Options Purchased—.2%				Contracts ($)		Value ($)
Call Options
Euro,
June 2015 @ $1.1
(cost $7,770)				625,000		21,625

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $517,674)	517,674 [g]	517,674
Total Investments (cost $13,287,126)	97.5%	12,982,741
Cash and Receivables (Net)	2.5%	335,456
Net Assets	100.0%	13,318,197

ETF — Exchange-Traded Fund

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
EUR—Euro
GBP—British Pound
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN— Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $611,268 or 4.6% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Spanish Consumer Price
Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	55.2	Common Stocks	.6
Foreign/Governmental	32.4	Options Purchased	.2
U.S. Government & Agencies	5.2
Money Market Investment	3.9		97.5

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	11	(1,321,444)	June 2015	(8,362)
Long Gilt	3	(543,939)	June 2015	1,339
Gross Unrealized Appreciation				1,339
Gross Unrealized Depreciation				(8,362)
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			12,769,452	12,465,067
Affiliated issuers			517,674	517,674
Cash				56,678
Cash on Initial Margin				17,152
Cash denominated in foreign currencies			2,222	2,235
Receivable for investment securities sold				474,014
Dividends and interest receivable				158,049
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				9,123
Receivable for futures variation margin—Note 4				7,950
Prepaid expenses				33,340
				13,741,282
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				2,174
Payable for investment securities purchased				260,741
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				129,872
Accrued expenses				30,298
				423,085
Net Assets ($)				13,318,197
Composition of Net Assets ($):
Paid-in capital				13,400,774
Accumulated distributions in excess of investment income—net				(194,625)
Accumulated net realized gain (loss) on investments				545,618
Accumulated net unrealized appreciation (depreciation) on
investments, options transactions and foreign currency transactions
[including ($7,023) net unrealized (depreciation) on financial futures]				(433,570)
Net Assets ($)				13,318,197

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,613,137	1,192,712	10,511,354	994
Shares Outstanding	129,473	96,423	842,513	79.68
Net Asset Value Per Share ($)	12.46	12.37	12.48	12.47
See notes to financial statements.

16

Investment Income ($):
Income:
Interest	164,535
Dividends:
Unaffiliated issuers	1,751
Affiliated issuers	258
Total Income	166,544
Expenses:
Management fee—Note 3(a)	29,298
Registration fees	28,574
Professional fees	27,506
Shareholder servicing costs—Note 3(c)	5,037
Prospectus and shareholders’ reports	4,960
Distribution fees—Note 3(b)	4,065
Custodian fees—Note 3(c)	3,962
Directors’ fees and expenses—Note 3(d)	446
Loan commitment fees—Note 2	72
Miscellaneous	23,645
Total Expenses	127,565
Less—reduction in expenses due to undertaking—Note 3(a)	(74,721)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	52,843
Investment Income—Net	113,701
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(142,782)
Net realized gain (loss) on financial futures	(3,242)
Net realized gain (loss) on forward foreign currency exchange contracts	920,947
Net Realized Gain (Loss)	774,923
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(217,003)
Net unrealized appreciation (depreciation) on options transactions	13,855
Net unrealized appreciation (depreciation) on financial futures	(1,089)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(490,567)
Net Unrealized Appreciation (Depreciation)	(694,804)
Net Realized and Unrealized Gain (Loss) on Investments	80,119
Net Increase in Net Assets Resulting from Operations	193,820

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	113,701	262,359
Net realized gain (loss) on investments	774,923	(256,453)
Net unrealized appreciation
(depreciation) on investments	(694,804)	255,236
Net Increase (Decrease) in Net Assets
Resulting from Operations	193,820	261,142
Dividends to Shareholders from ($):
Investment income—net:
Class A	(41,329)	(22,686)
Class C	(26,065)	(6,988)
Class I	(299,425)	(131,396)
Class Y	(29)	(14)
Net realized gain on investments:
Class A	(7,353)	—
Class C	(5,246)	—
Class I	(51,344)	—
Class Y	(5)	—
Total Dividends	(430,796)	(161,084)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	299,947	603,437
Class C	164,476	330,638
Class I	794,694	865,497
Dividends reinvested:
Class A	31,962	16,500
Class C	16,271	3,308
Class I	178,452	60,630
Cost of shares redeemed:
Class A	(156,172)	(1,075,751)
Class C	(18,303)	(109,028)
Class I	(566,389)	(108,533)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	744,938	586,698
Total Increase (Decrease) in Net Assets	507,962	686,756
Net Assets ($):
Beginning of Period	12,810,235	12,123,479
End of Period	13,318,197	12,810,235
Undistributed (distributions in excess of)
investment income—net	(194,625)	58,522

18

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	23,981	47,880
Shares issued for dividends reinvested	2,579	1,317
Shares redeemed	(12,530)	(85,661)
Net Increase (Decrease) in Shares Outstanding	14,030	(36,464)
Class C
Shares sold	13,262	26,380
Shares issued for dividends reinvested	1,321	265
Shares redeemed	(1,478)	(8,618)
Net Increase (Decrease) in Shares Outstanding	13,105	18,027
Class I
Shares sold	63,979	68,085
Shares issued for dividends reinvested	14,386	4,833
Shares redeemed	(45,381)	(8,637)
Net Increase (Decrease) in Shares Outstanding	32,984	64,281

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2015		Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.70		12.59	13.03	12.58	12.50
Investment Operations:
Investment income—net[b]	.10		.26	.32	.41	.15
Net realized and unrealized
gain (loss) on investments	.08		(.00)[c]	(.04)	.64	(.04)
Total from Investment Operations	.18		.26	.28	1.05	.11
Distributions:
Dividends from investment income—net	(.36)		(.15)	(.51)	(.59)	(.03)
Dividends from net realized
gain on investments	(.06)		—	(.21)	(.01)	—
Total Distributions	(.42)		(.15)	(.72)	(.60)	(.03)
Net asset value, end of period	12.46		12.70	12.59	13.03	12.58
Total Return (%)[d]	1.44	[e]	2.08	2.12	8.74	.89	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.18	[f]	2.22	2.31	2.67	4.26	[f]
Ratio of net expenses
to average net assets	.95	[f]	1.02	1.10	1.10	1.10	[f]
Ratio of net investment income
to average net assets	1.61	[f]	2.04	2.49	3.21	2.04	[f]
Portfolio Turnover Rate	61.88	[e]	157.23	138.46	132.40	127.38	[e]
Net Assets, end of period
($ x 1,000)	1,613		1,466	1,912	1,132	536

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

20

Six Months Ended
	April 30, 2015		Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.62		12.54	12.98	12.54	12.50
Investment Operations:
Investment income—net[b]	.05		.17	.23	.31	.10
Net realized and unrealized
gain (loss) on investments	.07		(.00)[c]	(.06)	.65	(.05)
Total from Investment Operations	.12		.17	.17	.96	.05
Distributions:
Dividends from investment income—net	(.31)		(.09)	(.40)	(.51)	(.01)
Dividends from net realized
gain on investments	(.06)		—	(.21)	(.01)	—
Total Distributions	(.37)		(.09)	(.61)	(.52)	(.01)
Net asset value, end of period	12.37		12.62	12.54	12.98	12.54
Total Return (%)[d]	1.02	[e]	1.30	1.41	7.94	.38	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.92	[f]	2.95	3.03	3.32	4.98	[f]
Ratio of net expenses
to average net assets	1.70	[f]	1.76	1.85	1.85	1.85	[f]
Ratio of net investment income
to average net assets	.86	[f]	1.31	1.83	2.46	1.30	[f]
Portfolio Turnover Rate	61.88	[e]	157.23	138.46	132.40	127.38	[e]
Net Assets, end of period
($ x 1,000)	1,193		1,051	819	587	542

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2015		Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.71		12.60	13.04	12.59	12.50
Investment Operations:
Investment income—net[b]	.12		.29	.36	.44	.18
Net realized and unrealized
gain (loss) on investments	.08		(.00)[c]	(.06)	.64	(.05)
Total from Investment Operations	.20		.29	.30	1.08	.13
Distributions:
Dividends from investment income—net	(.37)		(.18)	(.53)	(.62)	(.04)
Dividends from net realized
gain on investments	(.06)		—	(.21)	(.01)	—
Total Distributions	(.43)		(.18)	(.74)	(.63)	(.04)
Net asset value, end of period	12.48		12.71	12.60	13.04	12.59
Total Return (%)	1.62	[d]	2.30	2.33	8.98	1.03	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83	[e]	1.88	1.96	2.31	3.80	[e]
Ratio of net expenses
to average net assets	.70	[e]	.77	.85	.85	.85	[e]
Ratio of net investment income
to average net assets	1.86	[e]	2.29	2.86	3.45	2.33	[e]
Portfolio Turnover Rate	61.88	[d]	157.23	138.46	132.40	127.38	[d]
Net Assets, end of period
($ x 1,000)	10,511		10,292	9,391	9,476	8,386

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

22

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.71		12.60	12.50
Investment Operations:
Investment income—net[b]	.12		.29	.10
Net realized and unrealized
gain (loss) on investments	.07		(.00)[c]	.11
Total from Investment Operations	.19		.29	.21
Distributions:
Dividends from investment income—net	(.37)		(.18)	(.11)
Dividends from net realized gain on investments	(.06)		—	—
Total Distributions	(.43)		(.18)	(.11)
Net asset value, end of period	12.47		12.71	12.60
Total Return (%)	1.55	[d]	2.34	1.29	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.79	[e]	1.88	2.09	[e]
Ratio of net expenses
to average net assets	.70	[e]	.75	.85	[e]
Ratio of net investment income
to average net assets	1.86	[e]	2.30	2.36	[e]
Portfolio Turnover Rate	61.88	[d]	157.23	138.46
Net Assets, end of period ($ x 1,000)	1		1	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C, 399,808 Class I and all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such secu-

26

rities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	7,356,329	—	7,356,329
Exchange-Traded Funds	80,134	—	—	80,134
Foreign Government	—	4,313,640	—	4,313,640
Mutual Funds	517,674	—	—	517,674
U.S. Treasury	—	693,339	—	693,339
Other Financial Instruments:
Financial Futures††	1,339	—	—	1,339

28

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Forward Foreign
Currency Exchange
Contracts††	—	9,123	—	9,123
Options Purchased	—	21,625	—	21,625
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(8,362)	—	—	(8,362)
Forward Foreign
Currency Exchange
Contracts††	—	(129,872)	—	(129,872)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2014	($)	Purchases ($)	Sales ($)	4/30/2015	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	795,374		6,200,487	6,478,187	517,674		3.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

30

On April 30, 2015, the Board declared a cash dividend of $.090, $.063, $.096 and $.096 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2015 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2015.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $161,084.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and iss payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $74,721 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .22% of the value of the fund’s average daily net assets.

During the period ended April 30, 2015, the Distributor retained $27 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $4,065 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

32

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $1,849 and $1,355, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $427 for transfer agency services and $18 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $3,962 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$4,917, Distribution Plan fees $736, Shareholder Services Plan fees $564, custodian fees $3,260, Chief Compliance Officer fees $3,682 and transfer agency fees $243, which are offset against an expense reimbursement currently in effect in the amount of $11,228.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions during the period ended April 30, 2015, amounted to $9,184,836 and $7,388,981, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset

34

at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2015, there were no written options outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

36

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at April 30, 2015:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
5/13/2015 [a]		271,000	92,036	89,526	(2,510)
Danish Krone,
Expiring
5/13/2015 [b]		1,728,956	266,966	260,154	(6,812)
Japanese Yen,
Expiring
5/13/2015 [b]		89,000	743	745	2
Norwegian Krone,
Expiring
5/13/2015 [b]		1,144,688	151,249	151,964	715
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
5/7/2015 [b]		2,813	2,231	2,226	5
5/13/2015 [b]		692,773	537,629	547,830	(10,201)
British Pound,
Expiring:
5/13/2015 [b]		2,577,837	3,908,348	3,956,598	(48,250)
5/13/2015 [c]		100,147	147,681	153,711	(6,030)
Canadian Dollar,
Expiring
5/13/2015 [c]		249,106	200,048	206,432	(6,384)
Euro,
Expiring:
5/13/2015 [b]		1,910,547	2,149,855	2,145,597	4,258
5/13/2015 [c]		579,399	638,712	650,690	(11,978)
Mexican New Peso,
Expiring
5/13/2015 [c]	[c]	1,592,135	107,821	103,678	4,143

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
New Zealand Dollar,
Expiring
5/13/2015 [b]	605,640	446,345	461,654	(15,309)
Norwegian Krone,
Expiring
5/13/2015 [b]	1,008,803	129,345	133,924	(4,579)
Polish Zloty,
Expiring:
5/13/2015 [a]	1,092,295	292,569	303,295	(10,726)
5/13/2015 [c]	120,140	31,689	33,359	(1,670)
Singapore Dollar,
Expiring
5/13/2015 [a]	223,000	165,454	168,484	(3,030)
Swedish Krona,
Expiring
5/13/2015 [c]	1,072,417	126,329	128,722	(2,393)
Gross Unrealized Appreciation				9,123
Gross Unrealized Depreciation				(129,872)

Counterparties:

a	Barclays Bank
b	Royal Bank of Scotland
c	JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	1,339	Interest rate risk[1]	(8,362)
Foreign exchange risk[2,3]	30,748	Foreign exchange risk[2]	(129,872)
Gross fair value of
derivatives contracts	32,087		(138,234)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
3	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.

38

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Interest rate	(3,242)	—	(3,242)
Foreign exchange	—	920,947	920,947
Total	(3,242)	920,947	917,705

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Interest rate	(1,089)	—	—	(1,089)
Foreign exchange	—	13,855	(490,567)	(476,712)
Total	(1,089)	13,855	(490,567)	(477,801)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	1,339	(8,362)
Forward contracts	9,123	(129,872)
Options	21,625	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	32,087	(138,234)
Derivatives not subject to
Master Agreements	(1,339)	8,362
Total gross amount of assets and
liabilities subject to
Master Agreements	30,748	(129,872)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	4,143	(4,143)	—	—
Morgan Stanley	21,625	—	—	21,625
Royal Bank of Scotland	4,980	(4,980)	—	—
Total	30,748	(9,123)	—	21,625

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(16,266)	—	—	(16,266)
JP Morgan Chase Bank	(28,455)	4,143	—	(24,312)
Royal Bank of Scotland	(85,151)	4,980	—	(80,171)
Total	(129,872)	9,123	—	(120,749)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

40

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Interest rate financial futures	1,172,637
Foreign currency options contracts	3,089
Forward contracts	8,717,466

At April 30, 2015, accumulated net unrealized depreciation on investments was $304,385, consisting of $91,148 gross unrealized appreciation and $395,533 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

42

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking first in the Performance Group in the three-year period). The Board also noted that the fund’s yield performance was above the Performance Group median for two out of the three one-year periods ended December 31st (ranking first in one of the periods), and above the Performance Universe medians for all three of the one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (which was zero) and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .70% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing

44

the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other

46

services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Real
Return Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Options Written
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International bonds generally lost a degree of value for U.S. residents over the reporting period.Although many fixed-income markets fared well in local currency terms amid falling interest rates sparked by increasingly accommodative monetary policies, a strengthening U.S. dollar against most other major currencies more than offset those gains. Strength in the U.S. dollar was mainly the result of intensifying demand for domestic investments, including U.S.Treasury securities, as international bond yields reached historically low levels and nervous investors sought refuge from global economic weakness in the faster growing U.S. market.

We remain optimistic regarding the long-term outlook for the U.S. and global economies. We believe aggressively accommodative monetary policies in Europe and Japan should boost economic activity, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.Yet, we expect economic growth to gain more traction in some countries than others, suggesting that selectivity may become a more important determinant of success in international fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Suzanne Hutchins (Lead) and James Harries, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 3.02%, Class C shares returned 2.60%, Class I shares returned 3.15%, and Class Y shares returned 3.16%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and the fund’s benchmark, the Citi 1-Month U.S.Treasury Bill Index, produced total returns of 0.08% and 0.01%, respectively, for the same period.2,3

Stocks gained value across most developed markets after several major central banks implemented more aggressively accommodative monetary policies. The fund successfully captured a significant portion of the global equity markets’ gains while displaying reduced levels of volatility.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income).To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce positive absolute or real returns exhibiting less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund invests in a core of return-seeking assets, including global equities, convertible bonds, and global high yield corporate bonds to meet its total return objec-tive.To complement this core and to provide capital protection as well as to reduce volatility, the fund is invested in other asset types where we find value, including commodity related investments, currencies, select government bonds, and index-linked securities and derivatives. The fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed income securities.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends as emphasized by our global investment themes, security valuation, and company

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fundamentals.Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure and where we find the best risk reward. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Quantitative Easing Drove Market Performance

Renewed deflation concerns and collapsing oil prices sparked volatility in global equity markets during the final months of 2014, but interventions by monetary pol-icymakers helped bolster stock prices:The Bank of Japan fueled a market rally when it unexpectedly scaled up its quantitative easing program, and investors were encouraged by reassuring comments from the Federal Reserve Board. In addition, investors realized that falling oil prices would boost earnings in some industries.

Global markets were further buoyed in early 2015 by a fresh wave of monetary easing in Europe, which paved the way for a dramatic depreciation of the euro and further equity market gains. In the United States, weaker-than-expected GDP growth during the first quarter of 2015 caused U.S. equities to lag their overseas counterparts, on average, for the reporting period overall.

Several Strategies Supported Fund Performance

The fund’s global equity exposure was the largest driver of performance over the period, led by long-standing health care holdings including Novartis, Sanofi, Merck & Co., and Abbott Laboratories.A relatively new allocation to the media sector contributed positively, as holdings such as Wolters Kluwer, Vivendi, and Naspers saw strong returns. Established holdings in Japan Tobacco and Reynolds American also continued to perform strongly. However, declining oil prices hurt the fund’s energy and utilities holdings, and Centrica, Total, and Royal Dutch Shell ranked as some of the reporting period’s weaker performers.

Within the fund’s insulating layer, U.S. sovereign debt and other government bonds fared relatively well as interest rates fell.The spot gold price gained value in U.S. dollar terms, supporting positive contributions from the fund’s gold mining equities and exchange-traded notes. Our decision to hedge the currency exposure of the fund’s international assets proved profitable as the U.S. dollar strengthened. In contrast, the fund’s use of derivative instruments written against various stock market indices hampered performance to a degree when equities produced strong returns.

4

Maintaining a Cautious Investment Posture

In light of ongoing uncertainty in global financial markets, we remain committed to balancing the desire for competitive returns with the need for capital preservation. Therefore, we have reduced the fund’s exposure to return-seeking assets in favor of increasing liquidity. Short-dated bonds may prove beneficial as volatility increases and until more attractively priced opportunities amongst the return seeking core become available. The fund also has emphasized stabilizing and hedging assets, including cash, currencies, precious metals, select bond instruments, and significant equity derivative protection.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.
The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts, and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: BLOOMBERG—London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short-term interest rates, and is an international rate.The London Interbank Offered
Rate is fixed each morning at 11 a.m. London time by the British Bankers’Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’Association; the four highest and lowest are then eliminated, and an average of the remaining eight is calculated to arrive at the fix.
Eurodollar Libor is calculated on an ACT/360 day count basis, and settlement is for two days hence.
3 SOURCE: LIPPER, INC.—Citi 1-Month U.S.Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.54	$4.38	$4.23
Ending value (after expenses)	$1,030.20	$1,026.00	$1,031.50	$1,031.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.49	$4.36	$4.21
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.48	$1,020.63

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .87% for
Class I and .84% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—28.1%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—7.3%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	10,269,000		8,903,847
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	9,609,000		9,153,332
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	4,207,000		4,002,453
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	3,187,700	[b]	3,729,820
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	5,859,000		5,610,352
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	4,829,000		4,726,578
						36,126,382
Brazil—.5%
Petrobras International
Finance, Gtd. Notes		6.75	1/27/41	1,250,000		1,159,300
Petrobras International
Finance, Gtd. Notes		7.88	3/15/19	1,050,000		1,145,035
						2,304,335
France—.4%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	1,364,000		1,539,993
Altice,
Gtd. Bonds	EUR	7.25	5/15/22	340,000		396,086
						1,936,079
Netherlands—1.7%
Netherlands Government,
Bonds		0.25	9/12/15	8,420,000		8,422,290
New Zealand—2.2%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	2,243,000	[c]	1,803,128
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	5,629,000		4,737,474
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	5,296,000		4,654,557
						11,195,159

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom—6.9%
AA Bond Co.,
Scd. Notes	GBP	9.50	7/31/43	1,450,000		2,466,471
Anglian Water Services
Financing, Sr. Scd.
Bonds, Ser. A8	GBP	3.67	7/30/24	95,000	[d]	274,910
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	287,000	[d]	854,520
Centrica,
Sub. Bonds	GBP	5.25	4/10/75	948,000	[e]	1,456,253
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	[d]	387,743
High Speed Rail Finance 1,
Sr. Scd. Notes, Ser. APR	GBP	1.57	11/1/38	268,000	[d]	534,768
National Grid Electricity
Transmission, Bonds	GBP	2.98	7/8/18	222,000	[d]	548,062
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	94,000	[d]	289,444
Network Rail Infrastructure
Finance, Govt. Gtd.
Notes, Ser. RPI	GBP	1.75	11/22/27	610,000	[d]	1,541,889
Scotland Gas Network,
Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	[d]	709,119
Tesco Property Finance 3,
Mortgage-Backed Bonds	GBP	5.74	4/13/40	1,315,326		2,035,891
TESCO,
Sr. Unscd. Notes	GBP	3.32	11/5/25	245,000	[d]	604,412
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	578,000	[d]	1,403,083
TESCO,
Sr. Unscd. Notes	GBP	6.13	2/24/22	364,000		622,289
United Kingdom Gilt,
Bonds	GBP	4.75	9/7/15	13,235,173		20,626,510
						34,355,364
United States—9.1%
Sprint,
Gtd. Notes		7.13	6/15/24	1,584,000		1,526,580
Sprint,
Gtd. Notes		7.88	9/15/23	1,637,000		1,647,231

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Sprint Capital,
Gtd. Notes	8.75	3/15/32	1,781,000		1,829,977
Sprint Communications,
Sr. Unscd. Debs.,	9.25	4/15/22	404,000		452,480
U.S. Treasury Bonds	2.88	5/15/43	8,997,700		9,220,537
U.S. Treasury Notes	1.50	8/31/18	15,734,700		15,965,811
U.S. Treasury Notes	2.38	8/15/24	13,880,400		14,297,895
					44,940,511
Total Bonds And Notes
(cost $138,588,826)					139,280,120

Common Stocks—56.7%			Shares		Value ($)
Australia—1.9%
Dexus Property Group			1,054,373		6,134,007
Newcrest Mining			276,742	[f]	3,169,160
					9,303,167
Canada—2.3%
Barrick Gold			240,741		3,134,448
Eldorado Gold			335,839		1,672,932
Silver Wheaton			257,231		5,074,263
Yamana Gold			352,554		1,347,098
					11,228,741
Denmark—.7%
TDC			444,938		3,385,709
Finland—.4%
Nokia			303,363		2,051,546
France—3.8%
Sanofi			81,098		8,247,542
Vivendi			432,996		10,862,564
					19,110,106
Germany—4.0%
Bayer			63,548		9,257,560
Brenntag			81,759		4,938,144
Rocket Internet			14,288	[g]	709,590
SAP			33,636		2,566,142

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Telefonica Deutschland Holding	364,774	[f]	2,275,817
			19,747,253
Ireland—.4%
CRH	65,254		1,829,870
Israel—.4%
Bank Hapoalim	379,989		1,903,950
Japan—3.9%
Japan Tobacco	315,200		11,028,756
SoftBank	133,800		8,361,624
			19,390,380
Netherlands—3.6%
Reed Elsevier	251,500		6,044,519
Wolters Kluwer	373,702		12,066,073
			18,110,592
New Zealand—.8%
Spark New Zealand	1,776,797		4,023,574
South Africa—.5%
Naspers, Cl. N	14,538		2,281,249
Sweden—1.0%
TeliaSonera	798,671		4,967,271
Switzerland—4.4%
Novartis	107,517		11,108,560
Roche Holding	36,994		10,655,735
			21,764,295
United Kingdom—10.5%
BAE Systems	574,667		4,473,478
British American Tobacco	127,671		7,022,135
Centrica	2,723,800		10,647,824
GlaxoSmithKline	275,720		6,378,693
Infinis Energy	341,562		994,042
National Grid	175,264		2,356,403
Royal Dutch Shell, Cl. B	189,452		6,099,521
United Utilities Group	327,771		4,878,643
Vodafone Group	1,443,303		5,093,508
Willis Group Holdings	86,992		4,230,421
			52,174,668

10

Common Stocks (continued)	Shares		Value ($)
United States—18.1%
Abbott Laboratories	125,945		5,846,367
Accenture, Cl. A	101,714		9,423,802
CA	178,934		5,684,733
CMS Energy	71,691		2,432,476
Dun & Bradstreet	30,192		3,854,613
Eversource Energy	147,195		7,177,228
Express Scripts Holding	33,623	[f]	2,905,027
Merck & Co.	85,626		5,099,885
Microsoft	269,876		13,126,769
PowerShares DB Gold Fund	362,445	[f,h]	14,131,731
Reynolds American	85,746		6,285,182
Sprint	923,267	[f]	4,736,360
Sysco	165,202		6,117,430
Trimble Navigation	115,775	[f]	2,944,158
			89,765,761
Total Common Stocks
(cost $268,619,017)			281,038,132
	Number of
Options Purchased—.1%	Contracts ($)		Value ($)
Put Options:
CBOE S&P 500 Open/Euro Index,
May 2015 @ 1,900	171		13,680
DJ Euro Stoxx 50,
June 2015 @ EUR 3,400	244		161,430
FTSE 100 Index Futures,
June 2015 @ GBP 6,800	170		294,610
Total Options Purchased
(cost $812,977)			469,720

	Principal
Short-Term Investments—10.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 7/30/15	28,156,400		28,155,865
0.03%, 5/7/15	18,874,000		18,874,000
0.04%, 8/27/15	4,770,400		4,770,281
Total Short-Term Investments
(cost $51,797,263)			51,800,146

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments—5.0%	Shares	Value ($)
Registered Investment Companies;
Dreyfus Institutional Preferred
Plus Money Market Fund	18,552,566 [i]	18,552,566
Franklin Convertible Securities Fund	342,446	6,348,944
Total Other Investments
(cost $24,966,611)		24,901,510
Total Investments (cost $484,784,694)	100.3%	497,489,628
Liabilities, Less Cash and Receivables	(.3%)	(1,431,027)
Net Assets	100.0%	496,058,601

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
GBP—British Pound
NZD—New Zealand Dollar
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
c Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
d Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e Variable rate security–interest rate subject to periodic change.
f Non-income producing security.
g Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, this security was valued at $709,590 or 0.1% of net assets.
h Investment in non-controlled affiliate (cost $15,924,717).
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	15.4	Technology	4.9
Short-Term/		Corporate Bonds	4.7
Money Market Investments	14.1	Industrial	3.8
Health Care	10.1	Exchange-Traded Funds	2.9
Consumer Services	8.3	Financial	2.5
U.S. Government Securities	8.0	Mutual Funds: Domestic	1.3
Telecommunications	6.6	Oil & Gas	1.2
Basic Materials	5.8	Options Purchased	.1
Utilities	5.7
Consumer Goods	4.9		100.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Short
FTSE 100 Index	114	(12,124,979)	June 2015	(361,305)
Standard & Poor’s 500	111	(57,689,475)	June 2015	(1,024,416)
				(1,385,721)

See notes to financial statements.

The Fund 13

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)

	Number of
	Contracts ($)	Value ($)
Call Options:
DJ Euro Stoxx 50,
June 2015 @ EUR 3,650	244	(210,694)
FTSE 100 Index Futures,
June 2015 @ GBP 7,100	170	(198,050)
Put Options:
DJ Euro Stoxx 50,
June 2015 @ EUR 3,150	244	(53,631)
FTSE 100 Index Futures,
June 2015 @ GBP 6,400	170	(103,020)
(premiums received $663,490)		(565,395)

EUR—Euro
GBP—British Pound
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			466,232,128	478,937,062
Affiliated issuers			18,552,566	18,552,566
Cash				1,674,874
Cash on initial margin—Note 4				4,671,878
Cash denominated in foreign currencies			3,409	3,345
Dividends and interest receivable				2,412,921
Receivable for shares of Common Stock subscribed				966,171
Receivable for futures variation margin—Note 4				640,020
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				583,256
Prepaid expenses				41,695
				508,483,788
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				372,197
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				11,099,549
Outstanding options written, at value (premiums
received $663,490)—See Statement of Options Written—Note 4				565,395
Payable for investment securities purchased				295,518
Payable for shares of Common Stock redeemed				25,837
Accrued expenses				66,691
				12,425,187
Net Assets ($)				496,058,601
Composition of Net Assets ($):
Paid-in capital				488,006,653
Accumulated distributions in excess of investment income—net				(4,293,436)
Accumulated net realized gain (loss) on investments				11,426,142
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including
($1,385,721) net unrealized (depreciation) on financial futures]				919,242
Net Assets ($)				496,058,601

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	64,692,307	15,399,178	82,355,971	333,611,145
Shares Outstanding	4,351,995	1,057,395	5,521,181	22,361,981
Net Asset Value Per Share ($)	14.86	14.56	14.92	14.92

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $385,869 foreign taxes withheld at source):
Unaffiliated issuers	3,936,299
Affiliated issuers	8,780
Interest	1,288,340
Total Income	5,233,419
Expenses:
Management fee—Note 3(a)	1,605,997
Shareholder servicing costs—Note 3(c)	131,490
Custodian fees—Note 3(c)	65,565
Distribution fees—Note 3(b)	50,417
Registration fees	44,354
Professional fees	42,548
Directors’ fees and expenses—Note 3(d)	14,395
Prospectus and shareholders’ reports	7,327
Loan commitment fees—Note 2	1,479
Miscellaneous	21,576
Total Expenses	1,985,148
Less—reduction in expenses due to undertaking—Note 3(a)	(2,470)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	1,982,676
Investment Income—Net	3,250,743
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,297,304)
Net realized gain (loss) on options transactions	(5,361,988)
Net realized gain (loss) on financial futures	(1,020,844)
Net realized gain (loss) on forward foreign currency exchange contracts	28,778,894
Capital gain distributions on unaffiliated issuers	217,938
Net Realized Gain (Loss)	16,316,696
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	10,723,678
Net unrealized appreciation (depreciation) on options transactions	(24,511)
Net unrealized appreciation (depreciation) on financial futures	(1,385,721)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(16,456,917)
Net Unrealized Appreciation (Depreciation)	(7,143,471)
Net Realized and Unrealized Gain (Loss) on Investments	9,173,225
Net Increase in Net Assets Resulting from Operations	12,423,968

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	3,250,743	5,221,810
Net realized gain (loss) on investments	16,316,696	1,644,873
Net unrealized appreciation
(depreciation) on investments	(7,143,471)	1,847,948
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,423,968	8,714,631
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,671,161)	(121,182)
Class C	(519,065)	—
Class I	(3,560,081)	(250,455)
Class Y	(12,071,963)	(181,622)
Net realized gain on investments:
Class A	—	(455,851)
Class C	—	(66,852)
Class I	—	(523,246)
Class Y	—	(372,562)
Total Dividends	(18,822,270)	(1,971,770)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,287,882	52,917,841
Class C	3,872,962	7,063,501
Class I	19,256,051	82,120,906
Class Y	100,120,652	201,117,509
Dividends reinvested:
Class A	2,671,162	577,032
Class C	519,065	66,852
Class I	3,424,219	727,254
Class Y	8,084,259	554,102
Cost of shares redeemed:
Class A	(4,847,888)	(34,477,038)
Class C	(767,205)	(1,026,537)
Class I	(13,516,073)	(70,870,468)
Class Y	(13,807,053)	(2,367,909)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	116,298,033	236,403,045
Total Increase (Decrease) in Net Assets	109,899,731	243,145,906
Net Assets ($):
Beginning of Period	386,158,870	143,012,964
End of Period	496,058,601	386,158,870
Accumulated undistributed (distributions
in excess of) investment income—net	(4,293,436)	11,278,091

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	754,881	3,588,397
Shares issued for dividends reinvested	183,207	39,508
Shares redeemed	(325,027)	(2,294,510)
Net Increase (Decrease) in Shares Outstanding	613,061	1,333,395
Class C
Shares sold	264,494	483,947
Shares issued for dividends reinvested	36,247	4,644
Shares redeemed	(52,319)	(70,342)
Net Increase (Decrease) in Shares Outstanding	248,422	418,249
Class Ia
Shares sold	1,287,987	5,468,042
Shares issued for dividends reinvested	234,215	49,665
Shares redeemed	(904,530)	(4,699,040)
Net Increase (Decrease) in Shares Outstanding	617,672	818,667
Class Ya
Shares sold	6,707,652	13,346,556
Shares issued for dividends reinvested	552,959	37,846
Shares redeemed	(920,018)	(157,203)
Net Increase (Decrease) in Shares Outstanding	6,340,593	13,227,199

a During the period ended October 31, 2014, 2,719,090 Class I shares representing $41,338,745 were exchanged for 2,719,090 ClassY shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.11		14.75	14.07	13.51	13.44	12.50
Investment Operations:
Investment income—net[b]	.09		.36	.21	.17	.20	.06
Net realized and unrealized
gain (loss) on investments	.34		.17	.54	.53	(.13)	.88
Total from Investment Operations	.43		.53	.75	.70	.07	.94
Distributions:
Dividends from
investment income—net	(.68)		(.04)	(.07)	(.07)	—	—
Dividends from net realized
gain on investments	—		(.13)	—	(.07)	—	—
Total Distributions	(.68)		(.17)	(.07)	(.14)	—	—
Net asset value, end of period	14.86		15.11	14.75	14.07	13.51	13.44
Total Return (%)[c]	3.02	[d]	3.63	5.42	5.16	.52	7.52	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16	[e]	1.20	1.49	1.72	3.53	5.96	[e]
Ratio of net expenses
to average net assets	1.15	[e]	1.15	1.47	1.50	1.50	1.50	[e]
Ratio of net investment income
to average net assets	1.25	[e]	2.38	1.48	1.26	1.46	.94	[e]
Portfolio Turnover Rate	30.17	[d]	47.01	44.96	53.24	42.97	49.61	[d]
Net Assets, end of period
($ x 1,000)	64,692		56,501	35,478	17,088	5,117	3,340

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015				Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.79		14.51	13.89	13.37	13.39	12.50
Investment Operations:
Investment income—net[b]	.04		.21	.08	.06	.10	.01
Net realized and unrealized
gain (loss) on investments	.34		.20	.55	.53	(.12)	.88
Total from Investment Operations	.38		.41	.63	.59	(.02)	.89
Distributions:
Dividends from
investment income—net	(.61)		—	(.01)	—	—	—
Dividends from net realized
gain on investments	—		(.13)	—	(.07)	—	—
Total Distributions	(.61)		(.13)	(.01)	(.07)	—	—
Net asset value, end of period	14.56		14.79	14.51	13.89	13.37	13.39
Total Return (%)[c]	2.60	[d]	2.87	4.58	4.39	(.22)	7.20	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92	[e]	1.96	2.21	2.56	4.37	6.75	[e]
Ratio of net expenses
to average net assets	1.90	[e]	1.90	2.18	2.25	2.25	2.25	[e]
Ratio of net investment income
to average net assets	.53	[e]	1.41	.58	.51	.75	.20	[e]
Portfolio Turnover Rate	30.17	[d]	47.01	44.96	53.24	42.97	49.61	[d]
Net Assets, end of period
($ x 1,000)	15,399		11,969	5,671	944	1,190	1,071

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

Six Months Ended
April 30, 2015				Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.18		14.81	14.10	13.56	13.46	12.50
Investment Operations:
Investment income—net[b]	.11		.38	.26	.21	.18	.07
Net realized and unrealized
gain (loss) on investments	.35		.19	.54	.53	(.08)	.89
Total from Investment Operations	.46		.57	.80	.74	.10	.96
Distributions:
Dividends from
investment income—net	(.72)		(.07)	(.09)	(.13)	—	—
Dividends from net realized
gain on investments	—		(.13)	—	(.07)	—	—
Total Distributions	(.72)		(.20)	(.09)	(.20)	—	—
Net asset value, end of period	14.92		15.18	14.81	14.10	13.56	13.46
Total Return (%)	3.15	[c]	3.89	5.79	5.45	.74	7.68	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	[d]	.90	1.11	1.35	2.33	5.75	[d]
Ratio of net expenses
to average net assets	.87	[d]	.90	1.11	1.25	1.25	1.25	[d]
Ratio of net investment income
to average net assets	1.52	[d]	2.51	1.84	1.55	1.46	1.19	[d]
Portfolio Turnover Rate	30.17	[c]	47.01	44.96	53.24	42.97	49.61	[c]
Net Assets, end of period
($ x 1,000)	82,356		74,438	60,482	52,410	21,044	1,076

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	15.18		14.81	14.16
Investment Operations:
Investment income—net[b]	.12		.26	.05
Net realized and unrealized
gain (loss) on investments	.35		.31	.60
Total from Investment Operations	.47		.57	.65
Distributions:
Dividends from investment income—net	(.73)		(.07)	—
Dividends from net realized gain on investments	—		(.13)	—
Total Distributions	(.73)		(.20)	—
Net asset value, end of period	14.92		15.18	14.81
Total Return (%)	3.16	[c]	3.89	4.59	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[d]	.88	1.09	[d]
Ratio of net expenses
to average net assets	.84	[d]	.88	1.09	[d]
Ratio of net investment income
to average net assets	1.62	[d]	1.77	1.10	[d]
Portfolio Turnover Rate	30.17	[c]	47.01	44.96
Net Assets, end of period ($ x 1,000)	333,611		243,251	41,381

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

26

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	23,425,536		—	23,425,536
Equity Securities—
Domestic
Common Stocks†	75,634,030	—		—	75,634,030
Equity Securities—
Foreign
Common Stocks†	7,364,869	183,907,502	††	—	191,272,371
Exchange-Traded
Funds	14,131,731	—		—	14,131,731

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Foreign Government	—	76,370,341	—	76,370,341
Mutual Funds	24,901,510	—	—	24,901,510
U.S. Treasury	—	91,284,389	—	91,284,389
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	583,256	—	583,256
Options Purchased	469,720	—	—	469,720
Liabilities ($)
Other Financial
Instruments:
Financial Futures†††	(1,385,721)	—	—	(1,385,721)
Forward Foreign
Currency Exchange
Contracts†††	—	(11,099,549)	—	(11,099,549)
Options Written	(565,395)	—	—	(565,395)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2014, $171,197,678 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

28

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	24,933,000	176,936,300	183,316,734	18,552,566	3.7

In addition, an affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in affiliated companies during the period ended April 30, 2015 were as follows:

Affiliated	Value					Net Realized
Company	10/31/2014	($)	Purchases ($)		Sales ($)	Gain/(Loss) ($)
PowerShares DB
Gold Fund	8,846,835		5,374,962		—	—

	Change in Net
	Unrealized
Affiliated	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		4/30/2015	($)	Assets (%) Distributions ($)
PowerShares DB
Gold Fund	(90,066)		14,131,731		2.8	—

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain affiliated investment companies may also invest in the fund.At April 30, 2015, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 5,856,249 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,777,941 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $1,609,916, and long-term capital gains $361,854.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has con-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $2,470 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2015, the Distributor retained $3,835 from commissions earned on sales of the fund’s Class A shares and $29 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $50,417 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $76,075 and $16,806, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash bal-

32

ances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $1,852 for transfer agency services and $53 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $65,565 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $297,879, Distribution Plan fees $9,296, Shareholder Services Plan fees $16,425, custodian fees $44,132, Chief Compliance Officer fees $3,682 and transfer agency fees $783.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and forward contracts, during the period ended April 30, 2015, amounted to $201,538,913 and $108,983,790, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

34

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
October 31, 2014	612	352,276
Contracts written	3,153	2,473,764
Contracts terminated:
Contracts closed	2,063	1,626,298	3,267,360	(1,641,062)
Contracts expired	874	536,252	—	536,252
Total contracts terminated	2,937	2,162,550	3,267,360	(1,104,810)
Contracts Outstanding
April 30, 2015	828	663,490

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

36

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
7/15/2015 [a]	355,460	538,497	545,344	6,847
Norwegian Krone,
Expiring:
5/12/2015 [b]	8,091,023	1,070,835	1,074,162	3,327
5/12/2015 [c]	40,719,581	5,304,876	5,405,921	101,045
South African Rand,
Expiring
5/4/2015 [b]	1,166,767	96,058	98,079	2,021
Swedish Krona,
Expiring
5/12/2015 [c]	7,818,989	931,731	938,497	6,766
Swiss Franc,
Expiring
6/15/2015 [a]	8,331,562	8,542,658	8,945,907	403,249
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
5/12/2015 [a]	13,373,458	10,457,801	10,576,061	(118,260)
5/12/2015 [b]	2,602,635	2,026,104	2,058,228	(32,124)
5/12/2015 [c]	55,283,294	42,936,831	43,719,397	(782,566)
British Pound,
Expiring:
5/1/2015 [c]	129,860	200,300	199,334	966
7/15/2015 [a]	9,904,628	14,814,649	15,195,591	(380,942)
7/15/2015 [c]	2,728,784	4,127,833	4,186,476	(58,643)
7/15/2015 [d]	63,553,531	92,763,263	97,503,255	(4,739,992)

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Canadian Dollar,
Expiring:
5/12/2015 [a]	659,913	536,106	546,872	(10,766)
5/12/2015 [c]	10,073,759	8,045,356	8,348,155	(302,799)
Euro,
Expiring:
5/4/2015 [c]	194,871	218,167	218,811	(644)
7/15/2015 [a]	3,024,972	3,294,160	3,400,116	(105,956)
7/15/2015 [b]	610,462	649,448	686,168	(36,720)
7/15/2015 [c]	58,537,084	61,769,624	65,796,601	(4,026,977)
Israeli Shekel,
Expiring
5/12/2015 [c]	6,587,866	1,715,574	1,705,994	9,580
New Zealand Dollar,
Expiring:
5/12/2015 [a]	253,508	189,614	193,258	(3,644)
5/12/2015 [c]	17,718,403	13,023,172	13,507,376	(484,204)
5/12/2015 [d]	2,052,642	1,550,549	1,564,803	(14,254)
South African Rand,
Expiring
6/15/2015 [a]	17,056,370	1,421,557	1,422,615	(1,058)
Swedish Krona,
Expiring
5/12/2015 [b]	43,123,207	5,225,445	5,175,990	49,455
Gross Unrealized
Appreciation				583,256
Gross Unrealized
Depreciation				(11,099,549)

Counterparties:

a	JP Morgan Chase Bank
b	Barclays Bank
c	Royal Bank of Scotland
d	UBS

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

38

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	583,256	Foreign exchange risk[1]	(11,099,549)
Equity risk[2]	469,720	Equity risk[3,4]	(1,951,116)
Gross fair value of
derivatives contracts	1,052,976		(13,050,665)

Statement of Assets and Liabilities location:

1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Includes cumulative (depreciation) on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
4	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[5]	Transactions[6]	Contracts[7]	Total
Equity	(1,020,844)	(5,192,282)	—	(6,213,126)
Foreign exchange	—	(169,706)	28,778,894	28,609,188
Total	(1,020,844)	(5,361,988)	28,778,894	22,396,062

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Total
Equity	(1,385,721)	(106,819)	—	(1,492,540)
Foreign exchange	—	82,308	(16,456,917)	(16,374,609)
Total	(1,385,721)	(24,511)	(16,456,917)	(17,867,149)

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosures on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	—	(1,385,721)
Options	469,720	(565,395)
Forward contracts	583,256	(11,099,549)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	1,052,976	(13,050,665)
Derivatives not subject to
Master Agreements	(469,720)	1,951,116
Total gross amount of assets and
liabilities subject to Master Agreements	583,256	(11,099,549)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	54,803	(54,803)	—	—
JP Morgan Chase Bank	410,096	(410,096)	—	—
Royal Bank of Scotland	118,357	(118,357)	—	—
Total	583,256	(583,256)	—	—

40

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(68,844)	54,803	—	(14,041)
JP Morgan Chase Bank	(620,626)	410,096	—	(210,530)
Royal Bank of Scotland	(5,655,833)	118,357	—	(5,537,476)
UBS	(4,754,246)	—	—	(4,754,246)
Total	(11,099,549)	583,256	—	(10,516,293)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	36,376,553
Equity options contracts	1,209,254
Foreign currency options contracts	7,700
Forward contracts	241,202,959

At April 30, 2015, accumulated net unrealized appreciation on investments was $12,704,934, consisting of $25,745,417 gross unrealized appreciation and $13,040,483 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in

42

meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the Expense Group median and the fund’s actual management fee (lowest in the Expense Group) and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board

44

also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

46

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Total Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
18	Statement of Options Written
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
49	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Sean P. Fitzgibbon and Alexander Kozhemiakin, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of –2.75%, Class C shares returned –3.12%, Class I shares returned –2.62%, and Class Y shares returned –2.60%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 3.92% for the same period. 2

Emerging market equities posted moderate gains despite high levels of volatility. Emerging market bonds also encountered turbulence on their way to producing generally flat returns, on average.The fund trailed its benchmark, largely due to disappointing results from stocks in China and India. Bonds in Russia, Brazil, and China also weighed on the fund’s returns.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its assets in equities, bonds, and currencies issued by, or economically tied to, emerging markets.We base asset and country allocation decisions on our global macro-economic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity, bond, and currency investments all rely on in-depth fundamental analysis, supported by proprietary quantitative models. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Macroeconomic Shifts Drove Markets

Although many emerging economies showed signs of growth during the reporting period, their progress proved uneven in the face of shifting macroeconomic developments. Monetary easing supported the Chinese economy while that of India benefited from the new government’s reform program. Plunging oil prices took a toll on economies leveraged to energy and natural resource exports, such as Venezuela and Russia while structural imbalances accentuated the slowdown in Brazil. However, lower oil prices provided a tailwind in markets that import energy com-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

modities such as Turkey and India. Manufactured goods exporters, including Taiwan, benefited from strong consumer demand in the United States.

These trends affected emerging-markets equities in a variety of ways. While stock appreciation was undermined in U.S. dollar terms by declines in most local currency values, an improved earnings outlook nevertheless translated into a rise in stock prices in much of Asia, including China, the Philippines, and Taiwan. In India, however, profit taking in the wake of strong gains in the wake of the 2014 election drove stock prices broadly lower. Exposure to commodities, especially oil, undermined returns in much of Latin America and in Russia, where markets also suffered from the country’s involvement in the ongoing crisis in Ukraine. Among bonds, the appreciating U.S. dollar also dampened returns from foreign debt instruments denominated in local currencies, and fixed-income markets of energy-importing countries fared better than those of energy exporters.

Security Selection Strategy Detracted From Returns

Although the fund maintained overweighted exposure to the rising Chinese stock market, individual security selections failed to keep pace.The fund invested in relatively few of the country’s financial stocks, a group that benefited substantially from monetary easing and structural reforms. Returns also suffered from the fund’s relatively heavy exposure to Chinese online retailer Alibaba, which declined in the face of weaker-than-expected earnings and margins in its first publicly issued quarterly report. Overweighted exposure to Indian equities that suffered from profit taking, such as State Bank of India and ICICI Bank, further weighed on relative results. In South Korea, two banks disappointed stockholders: DGB Financial and Hana Financial.

On a more positive note, several equity investments added value. In Mexico, low-cost airline carrier Vuela (Controladora Vuela Compania de Aviacion) climbed amid lower fuel costs and declining competition. In Taiwan, Fubon Financial and Eclat Textile enhanced returns. Overweighted exposure to a rising market in the Philippines bolstered performance, along with good individual stock selections such as Metropolitan Bank & Trust and food manufacturer Universal Robina.

The fund’s fixed-income portfolio lost a degree of value over the reporting period, mainly due to overweighted exposure to struggling Russian sovereign, quasi-sovereign and state-owned company bonds, as well as weakness among certain corporate bonds in Brazil, Colombia, and China. These shortfalls were partly offset by better results from our local currency management strategy, in particular positions in India and Indonesia.

4

The fund’s exposure to fixed income helped to reduce the volatility of returns but led to underperformance versus the pure equities benchmark, since Emerging Markets stocks outperformed bonds.

Investing in Areas of Growth

As of the end of the reporting period, we have taken advantage of declining equity prices in fundamentally strong markets, such as India and Korea, to increase the fund’s exposure to stocks in which we have a high degree of confidence. We also have modestly increased the fund’s exposure to Chinese equities, while taking profits in some holdings in the Philippines that have appreciated rapidly. Among bonds, we have seen greater divergence in the prospects of individual markets, and we have favored countries that are less vulnerable to rising US Treasury yields. Near the end of the reporting period we increased the allocation to fixed income given recent outperformance by equities.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond securities are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A and Class C.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-
weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.83	$11.47	$6.61	$6.36
Ending value (after expenses)	$972.50	$968.80	$973.80	$974.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.00	$11.73	$6.76	$6.51
Ending value (after expenses)	$1,016.86	$1,013.14	$1,018.10	$1,018.35

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.35% for
Class I and 1.30% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—36.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina—.4%
YPF,
Sr. Unscd. Notes		8.50	7/28/25	320,000	[b]	326,000
Brazil—4.3%
Banco Nacional de
Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		5.75	9/26/23	200,000		213,100
Brazil Minas,
Govt. Gtd. Notes		5.33	2/15/28	460,000		453,100
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/16	200,000	[c]	59,027
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	1,340,000		438,833
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	3,900,000		1,176,661
Globo Comunicacao e
Participacoes
Sr. Unscd. Notes		4.88	4/11/22	220,000		229,900
Marfrig Holding Europe,
Gtd. Notes		6.88	6/24/19	360,000		321,300
Oi,
Sr. Unscd. Notes		5.75	2/10/22	285,000		241,538
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	[b]	145,000
						3,278,459
Chile—.8%
Empresa Nacional del Petroleo,
Sr. Unscd. Notes,		4.38	10/30/24	200,000	[b]	204,553
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	395,000		395,133
						599,686
China—1.8%
Alibaba Group Holding,
Gtd. Notes		3.60	11/28/24	400,000	[b]	399,003
China Cinda Finance 2014,
Gtd. Notes		5.63	5/14/24	435,000	[b]	473,230
China Cinda Finance 2015,
Gtd. Notes		3.13	4/23/20	200,000	[b]	197,936

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
China (continued)
Sinopec Group Oversea 2015,
Gtd. Notes		2.50	4/28/20	320,000	[b]	317,882
						1,388,051
Colombia—3.3%
Banco Davivienda,
Sub. Notes		5.88	7/9/22	255,000		263,925
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	1,015,400,000		439,613
Colombian Government,
Sr. Unscd. Bonds		5.00	6/15/45	200,000		203,000
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	809,300,000		415,521
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		108,361
Empresas Publicas
de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	[b]	96,306
Empresas Publicas
de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		588,266
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	[b]	192,506
Pacific Rubiales Energy,
Gtd. Notes		7.25	12/12/21	240,000		190,800
						2,498,298
Ivory Coast—.5%
Ivory Coast Government,
Sr. Unscd. Notes		6.38	3/3/28	200,000	[b]	201,000
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	200,000		193,366
						394,366
Czech Republic—.3%
SUAM Finance,
Gtd. Notes		4.88	4/17/24	190,000	[b]	199,785
Dominican Republic—.2%
Dominican Republic Government,
Sr. Unscd. Notes		6.85	1/27/45	115,000	[b]	120,750
Hong Kong—.4%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		191,000

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Hong Kong (continued)
Noble Group,
Sr. Unscd. Notes		6.75	1/29/20	100,000		105,000
						296,000
Hungary—.1%
Hungarian Government,
Bonds, Ser. 31/A	HUF	3.25	10/22/31	22,140,000		76,693
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	4,200,000		18,544
						95,237
India—.4%
Rolta Americas,
Gtd. Notes		8.88	7/24/19	305,000	[b]	265,350
Indonesia—2.9%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	220,000		183,700
Indonesian Government,
Sr. Unscd. Notes		5.13	1/15/45	240,000	[b]	247,800
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR64	IDR	6.13	5/15/28	8,520,000,000		564,122
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR68	IDR	8.38	3/15/34	5,090,000,000		407,376
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR27	IDR	9.50	6/15/15	2,455,000,000		189,901
Indonesian Government,
Sr. Unscd. Bonds,
Ser. FR44	IDR	10.00	9/15/24	990,000,000		87,613
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	[b]	199,500
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	320,000		319,200
						2,199,212
Jamaica—.3%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	200,000		189,875
Kazakhstan—.5%
KazAgro National Management Holding,
Sr. Unscd. Notes		4.63	5/24/23	200,000		187,324

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Kazakhstan (continued)
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	[b]	206,000
						393,324
Kenya—.3%
Kenyan Government,
Sr. Unscd. Notes		6.88	6/24/24	200,000		212,000
Malaysia—.4%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0115	MYR	3.96	9/15/25	1,130,000		320,114
Mexico—6.0%
ALFA,
Sr. Unscd. Notes		6.88	3/25/44	200,000		224,470
American Movil,
Sr. Unscd. Notes	MXN	6.00	6/9/19	3,470,000		226,651
American Movil,
Gtd. Bonds	MXN	8.46	12/18/36	1,900,000		124,435
CEMEX Espana,
Sr. Scd. Notes		9.88	4/30/19	300,000		332,814
Comision Federal
de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	200,000		215,900
Comision Federal
de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		220,000
Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	[b]	147,750
Mexican Government,
Bonds, Ser. M 10	MXN	8.50	12/13/18	8,200,000		597,087
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	6,600,000		558,227
Mexican Government,
Bonds, Ser. S	MXN	21.26	11/15/40	305,000		113,881
Mexichem,
Gtd. Notes		5.88	9/17/44	200,000	[b]	199,000
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	305,000		302,408
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	3,365,000		226,970

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,075,000		131,530
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	6,410,000	[b]	406,318
Red Carreteras
de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	[b]	201,033
Southern Copper,
Sr. Unscd. Notes		5.88	4/23/45	105,000		103,772
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		211,020
						4,543,266
Morocco—.6%
OCP,
Sr. Unscd. Notes		6.88	4/25/44	200,000		221,050
OCP,
Sr. Unscd. Notes		5.63	4/25/24	200,000		214,290
						435,340
Panama—.6%
Global Bank,
Sr. Unscd. Notes		5.13	10/30/19	230,000	[b]	238,050
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	200,000		222,176
						460,226
Peru—.8%
BBVA Banco Continental,
Sub. Notes		5.25	9/22/29	160,000	[b,d]	165,600
Corporacion Financiera
de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000		214,600
Fondo MIVIVIENDA,
Sr. Unscd. Notes		3.50	1/31/23	150,000		148,800
Peruvian Government,
Bonds	PEN	6.71	2/12/55	170,000		52,606
						581,606
Poland—2.1%
Polish Government,
Bonds, Ser. 0417	PLN	4.75	4/25/17	665,000		195,735

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Poland (continued)
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	2,065,000		700,371
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	1,825,000		534,609
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	500,000		158,686
						1,589,401
Russia—2.6%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		85,459
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		272,222
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	[b]	274,413
Russian Agricultural Bank,
Sr. Unscd. Notes		5.30	12/27/17	400,000		384,428
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	335,000		339,791
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		116,875
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	550,000		504,625
						1,977,813
South Africa—2.4%
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	8,888,000		655,437
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	695,000		58,408
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	7,230,000		726,449
Transnet,
Sr. Unscd. Notes		4.00	7/26/22	225,000		218,043
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	[b]	185,535
						1,843,872
Thailand—.9%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	13,500,000	[e]	422,649

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Thailand (continued)
Thai Government,
Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	7,950,000	[e]	219,110
						641,759
Turkey—3.7%
Akbank TAS,
Sr. Unscd. Notes		4.00	1/24/20	200,000	[b]	194,948
Arcelik,
Sr. Unscd. Notes		5.00	4/3/23	330,000		317,196
Export Credit
Bank of Turkey
Sr. Unscd. Bonds		5.00	9/23/21	310,000		313,106
Turk Telekomunikasyon,
Sr. Unscd. Notes		4.88	6/19/24	220,000	[b]	220,576
Turkish Government,
Sr. Unscd. Notes,		4.88	4/16/43	200,000		193,750
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	920,000		317,986
Turkish Government,
Bonds	TRY	8.80	9/27/23	1,335,000		488,774
Turkish Government,
Bonds	TRY	10.50	1/15/20	1,131,846		446,581
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	270,000	[b]	275,686
						2,768,603
Uruguay—.2%
Uruguayan Government,
Sr. Unscd. Notes	UYU	4.38	12/15/28	3,200,000		159,999
Total Bonds And Notes
(cost $29,988,546)						27,778,392

Common Stocks—58.6%				Shares		Value ($)
Brazil—2.4%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR				27,600		925,704
Grupo BTG Pactual				42,500		418,801
Multiplus				42,800		475,879
						1,820,384

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China—17.3%
ANTA Sports Products	325,000		715,576
Beijing Capital International Airport, Cl. H	604,000		641,932
China Construction Bank, Cl. H	1,814,000		1,765,372
CNOOC	726,000		1,237,489
CSR, Cl. H	564,000		1,087,611
Great Wall Motor, Cl. H	78,000		591,346
Lenovo Group	424,000		731,519
Shanghai Pharmaceuticals Holding, Cl. H	335,700		1,047,190
Sihuan Pharmaceutical Holdings Group	1,177,000		669,703
Sinotrans, Cl. H	1,544,000		1,183,472
Tencent Holdings	137,200		2,833,516
WuXi PharmaTech, ADR	12,561	[f]	542,258
			13,046,984
Colombia—1.8%
Bancolombia, ADR	20,560		930,751
Grupo Aval Acciones y Valores, ADR	40,740		412,289
			1,343,040
Hong Kong—1.2%
Sino Biopharmaceutical	808,000		924,406
Hungary—.7%
Richter Gedeon	31,713		534,074
India—7.7%
Dr. Reddy’s Laboratories, ADR	11,994		623,448
ICICI Bank, ADR	119,720		1,308,540
Reliance Industries, GDR	52,600	[b]	1,415,220
Sesa Sterlite, ADR	53,494		702,911
State Bank of India, GDR	12,719	[f]	534,802
Tata Motors, ADR	28,963		1,192,986
			5,777,907
Indonesia—1.8%
Bank Negara Indonesia	2,746,300		1,358,917
Mexico—3.0%
Arca Continental	84,700		519,562
Controladora Vuela Compania
de Aviacion, ADR	79,640	[f]	989,129
Grupo Financiero Banorte, Ser. O	138,800		787,366
			2,296,057

14

Common Stocks (continued)	Shares		Value ($)
Peru—2.1%
Credicorp	10,590		1,615,505
Philippines—1.5%
Metropolitan Bank & Trust	547,844		1,143,915
Russia—.7%
Sberbank of Russia, ADR	83,540		504,582
South Africa—.5%
The Foschini Group	26,489		391,912
South Korea—8.9%
BGF Retail	9,625		1,052,561
DGB Financial Group	44,400		501,914
Korea Electric Power	19,980		867,507
S-1	12,383		925,043
Samsung Electronics	1,168		1,531,849
SK Telecom	6,726		1,799,355
			6,678,229
Taiwan—5.3%
Advanced Semiconductor Engineering	848,158		1,201,991
Eclat Textile	81,000		1,086,062
Fubon Financial Holding	793,200		1,704,826
			3,992,879
Thailand—1.9%
Jasmine Broadband Internet Infrastructure Fund, Cl. F	2,099,836	[f]	601,021
Thai Beverage	1,558,500		840,895
			1,441,916
Turkey—1.4%
Turkiye Halk Bankasi	202,550		1,025,472
United Kingdom—.4%
Atlas Mara	46,170	[f]	317,981
Total Common Stocks
(cost $40,130,480)			44,214,160

Preferred Stocks—3.2%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	79,500		308,454
Itau Unibanco Holding	111,700		1,428,434
Total Preferred Stocks
(cost $1,968,272)			1,736,888

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $19,998)	20,000 [g]	20,000
Total Investments (cost $72,107,296)	97.7%	73,749,440
Cash and Receivables (Net)	2.3%	1,707,971
Net Assets	100.0%	75,457,411

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
HUF—Hungarian Forint
IDR—lndonesian Rupiah
MXN—Mexican New Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PLN— Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $7,716,730 or 10.2% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures contracts.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	25.9	Consumer Staples	4.4
Financial	21.3	Energy	3.5
Corporate Bonds	10.9	Telecommunication Services	3.2
Industrial	9.1	Utilities	1.1
Information Technology	6.3	Materials	.9
Health Care	5.8	Short-Term Investment	.0
Consumer Discretionary	5.3		97.7

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	11	(1,412,125)	June 2015	1,014
See notes to financial statements.

The Fund 17

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2015 @ BRL 3.5	400,000	(524)
Hungarian Forint,
July 2015 @ HUF 295	300,000	(2,005)
Malaysian ringgit,
July 2015 @ MYR 3.8	300,000	(1,888)
South African Rand,
June 2015 @ ZAR 12.5	300,000	(2,487)
South African Rand,
July 2015 @ ZAR 13	300,000	(2,778)
Turkish Lira,
June 2015 @ TRY 2.7	200,000	(4,216)
Put Options:
Brazilian Real,
May 2015 @ BRL 2.8	350,000	(411)
Polish Zloty,
June 2015 @ PLN 3.6	200,000	(4,337)
Polish Zloty,
July 2015 @ PLN 3.7	300,000	(9,680)
(premiums received $42,148)		(28,326)

BRL—Brazilian Real
HUF—Hungarian Forint
MYR—Malaysian Ringgit
PLN—Polish Zloty
TRY—Turkish Lira
ZAR—South African Rand

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			72,107,296	73,749,440
Cash				18,920
Cash denominated in foreign currencies			317,239	317,653
Receivable for investment securities sold				2,249,277
Dividends and interest receivable				519,873
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				85,853
Receivable for futures variation margin—Note 4				1,547
Unrealized appreciation on swap agreements—Note 4				319
Prepaid expenses				33,700
				76,976,582
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				98,324
Notes payable—Note 2				1,200,000
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				135,852
Outstanding options written, at value (premiums received $42,148)
—See Statement of Options Written—Note 4				28,326
Payable for investment securities purchased				10,986
Swaps premium received—Note 4				7,079
Unrealized depreciation on swap agreements—Note 4				2,573
Interest payable—Note 2				74
Accrued expenses				35,957
				1,519,171
Net Assets ($)				75,457,411
Composition of Net Assets ($):
Paid-in capital				80,797,723
Accumulated undistributed investment income—net				64,604
Accumulated net realized gain (loss) on investments				(7,001,503)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions, swap transactions and
foreign currency transactions (including $1,014 net
unrealized appreciation on financial futures)				1,596,587
Net Assets ($)				75,457,411

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,177,658	768,798	72,163,249	1,347,706
Shares Outstanding	101,663	67,068	6,225,636	116,272
Net Asset Value Per Share ($)	11.58	11.46	11.59	11.59

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $73,643 foreign taxes withheld at source):
Unaffiliated issuers	469,901
Affiliated issuers	1,547
Interest (net of $6,156 foreign taxes withheld at source)	713,061
Total Income	1,184,509
Expenses:
Management fee—Note 3(a)	390,592
Custodian fees—Note 3(c)	40,868
Professional fees	30,742
Registration fees	28,740
Prospectus and shareholders’ reports	7,300
Shareholder servicing costs—Note 3(c)	4,049
Directors’ fees and expenses—Note 3(d)	3,018
Distribution fees—Note 3(b)	2,828
Loan commitment fees—Note 2	401
Interest expense—Note 2	73
Miscellaneous	24,941
Total Expenses	533,552
Less—reduction in expenses due to undertaking—Note 3(a)	(1,342)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	532,209
Investment Income—Net	652,300
Realized and Unrealized Gain (Loss) on Investments—Note 4($):
Net realized gain (loss) on investments and foreign currency transactions	(1,275,444)
Net realized gain (loss) on options transactions	871
Net realized gain (loss) on financial futures	(9,138)
Net realized gain (loss) on swap transactions	(4,490)
Net realized gain (loss) on forward foreign currency exchange contracts	(151,755)
Net Realized Gain (Loss)	(1,430,976)
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	(1,402,532)
Net unrealized appreciation (depreciation) on investments options transactions	11,042
Net unrealized appreciation (depreciation) on investments financial futures	8,210
Net unrealized appreciation (depreciation) on swap transactions	(2,529)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(57,660)
Net Unrealized Appreciation (Depreciation)	(1,443,469)
Net Realized and Unrealized Gain (Loss) on Investments	(2,874,445)
Net (Decrease) in Net Assets Resulting from Operations	(2,222,145)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	652,300	1,704,978
Net realized gain (loss) on investments	(1,430,976)	(6,181)
Net unrealized appreciation
(depreciation) on investments	(1,443,469)	(877,136)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,222,145)	821,661
Dividends to Shareholders from ($):
Investment income—net:
Class A	(21,512)	(18,767)
Class C	(8,360)	(6,140)
Class I	(1,613,408)	(1,355,524)
Class Y	(17,508)	(18)
Total Dividends	(1,660,788)	(1,380,449)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,750	338,131
Class C	—	132,424
Class I	252,599	3,202,826
Class Y	1,217,262	611,298
Dividends reinvested:
Class A	13,272	12,007
Class C	3,480	2,420
Class I	32,469	1,191,082
Class Y	11,336	—
Cost of shares redeemed:
Class A	(82,435)	(428,084)
Class C	(22,903)	(26,346)
Class I	(5,970,565)	(5,478,376)
Class Y	(532,773)	—
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(5,065,508)	(442,618)
Total Increase (Decrease) in Net Assets	(8,948,441)	(1,001,406)
Net Assets ($):
Beginning of Period	84,405,852	85,407,258
End of Period	75,457,411	84,405,852
Undistributed investment income—net	64,604	1,073,092

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	1,128	28,842
Shares issued for dividends reinvested	1,201	1,034
Shares redeemed	(7,322)	(36,159)
Net Increase (Decrease) in Shares Outstanding	(4,993)	(6,283)
Class C
Shares sold	—	11,257
Shares issued for dividends reinvested	318	210
Shares redeemed	(2,056)	(2,308)
Net Increase (Decrease) in Shares Outstanding	(1,738)	9,159
Class Ia
Shares sold	22,207	277,594
Shares issued for dividends reinvested	2,938	102,503
Shares redeemed	(514,038)	(463,597)
Net Increase (Decrease) in Shares Outstanding	(488,893)	(83,500)
Class Ya
Shares sold	109,385	53,641
Shares issued for dividends reinvested	1,026	—
Shares redeemed	(47,868)	—
Net Increase (Decrease) in Shares Outstanding	62,543	53,641

a During the period ended October 31, 2014, 6,804 Class I shares representing $85,258 were exchanged for 6,799
ClassY shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.13		12.22	11.52	11.38	12.50
Investment Operations:
Investment income—net[b]	.08		.21	.21	.21	.18
Net realized and unrealized
gain (loss) on investments	(.42)		(.13)	.51	.14	(1.30)
Total from Investment Operations	(.34)		.08	.72	.35	(1.12)
Distributions:
Dividends from investment income—net	(.21)		(.17)	(.02)	(.21)	—
Net asset value, end of period	11.58		12.13	12.22	11.52	11.38
Total Return (%)[c]	(2.75)[d]		.71	6.25	3.18	(8.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[e]	1.71	1.71	1.81	2.60	[e]
Ratio of net expenses
to average net assets	1.60	[e]	1.60	1.61	1.65	1.65	[e]
Ratio of net investment income
to average net assets	1.43	[e]	1.80	1.78	1.86	2.44	[e]
Portfolio Turnover Rate	41.74	[d]	97.47	99.13	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	1,178		1,294	1,380	738	678

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	11.96		12.07	11.44	11.33	12.50
Investment Operations:
Investment income—net[b]	.04		.12	.11	.13	.13
Net realized and unrealized
gain (loss) on investments	(.42)		(.14)	.52	.13	(1.30)
Total from Investment Operations	(.38)		(.02)	.63	.26	(1.17)
Distributions:
Dividends from investment income—net	(.12)		(.09)	—	(.15)	—
Net asset value, end of period	11.46		11.96	12.07	11.44	11.33
Total Return (%)[c]	(3.12)[d]		(.03)	5.42	2.38	(9.36)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.46	[e]	2.44	2.42	2.51	3.38	[e]
Ratio of net expenses
to average net assets	2.35	[e]	2.35	2.36	2.40	2.40	[e]
Ratio of net investment income
to average net assets	.68	[e]	1.04	.92	1.15	1.76	[e]
Portfolio Turnover Rate	41.74	[d]	97.47	99.13	100.76	52.76	[d]
Net Assets, end of period ($ x 1,000)	769		823	720	589	524

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

24

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.16		12.25	11.54	11.40	12.50
Investment Operations:
Investment income—net[b]	.10		.24	.24	.25	.19
Net realized and unrealized
gain (loss) on investments	(.43)		(.13)	.51	.12	(1.29)
Total from Investment Operations	(.33)		.11	.75	.37	(1.10)
Distributions:
Dividends from investment income—net	(.24)		(.20)	(.04)	(.23)	—
Net asset value, end of period	11.59		12.16	12.25	11.54	11.40
Total Return (%)	(2.62)[c]		.97	6.52	3.38	(8.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35	[d]	1.35	1.34	1.45	1.88	[d]
Ratio of net expenses
to average net assets	1.35	[d]	1.35	1.34	1.40	1.40	[d]
Ratio of net investment income
to average net assets	1.68	[d]	2.04	1.97	2.15	2.54	[d]
Portfolio Turnover Rate	41.74	[c]	97.47	99.13	100.76	52.76	[c]
Net Assets, end of period ($ x 1,000)	72,163		81,636	83,306	69,209	52,821

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.16		12.25	11.41
Investment Operations:
Investment income—net[b]	.10		.28	.06
Net realized and unrealized
gain (loss) on investments	(.43)		(.16)	.78
Total from Investment Operations	(.33)		.12	.84
Distributions:
Dividends from investment income—net	(.24)		(.21)	—
Net asset value, end of period	11.59		12.16	12.25
Total Return (%)	(2.60)[c]		.95	7.45	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	[d]	1.35	1.42	[d]
Ratio of net expenses
to average net assets	1.30	[d]	1.33	1.35	[d]
Ratio of net investment income
to average net assets	1.78	[d]	2.26	1.46	[d]
Portfolio Turnover Rate	41.74	[c]	97.47	99.13
Net Assets, end of period ($ x 1,000)	1,348		653	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C and 732,512 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

28

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but

30

before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	8,237,683	—	8,237,683
Equity Securities—
Foreign
Common Stocks†	9,748,103	34,466,057	—	44,214,160
Equity Securities—
Foreign Preferred
Stocks†	—	1,736,888 ††	—	1,736,888
Foreign
Government	—	19,540,709	—	19,540,709
U.S. Treasury	—	20,000	—	20,000
Other Financial
Instruments:
Financial Futures†††	1,014	—	—	1,014
Forward Foreign
Currency Exchange
Contracts†††	—	85,853	—	85,853
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(135,852)	—	(135,852)
Options Written	—	(28,326)	—	(28,326)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2014, $42,388,556 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

32

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and 2liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,148,027	20,107,411	21,255,438	—	—

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatri-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

34

The fund has an unused capital loss carryover of $5,549,150 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the fund has $4,504,119 of short-term capital losses and $1,045,031 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $1,380,449. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $13,300 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,342 during the period ended April 30, 2015.

During the period ended April 30, 2015, the Distributor retained $2 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $2,828 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $1,466 and $943, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Dreyfus, under a transfer agency agreement for providing

36

transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $734 for transfer agency services and $28 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $40,868 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $6,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,791, Distribution Plan fees $472, Shareholder Services Plan fees $399, custodian fees $24,000, Chief Compliance Officer fees $4,418 and transfer agency fees $244.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2015, redemption fees charged and retained by the fund amounted to $13,271.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options, forward

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts and swap transactions, during the period ended April 30, 2015, amounted to $31,571,588 and $36,038,989, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

38

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
October 31, 2014	260,000	4,064
Contracts written	4,850,000	62,025
Contracts terminated:
Contracts closed	1,200,000	13,719	9,239	4,480
Contracts expired	1,260,000	10,222	13,822	(3,600)
Total contracts terminated	2,460,000	23,941	23,061	880
Contracts Outstanding
April 30, 2015	2,650,000	42,148

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial

40

instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
6/2/2015 [a]	340,000	105,728	111,508	5,780
Colombian Peso,
Expiring
5/29/2015 [b]	473,485,000	189,205	198,185	8,980
Euro,
Expiring
5/29/2015 [c]	134,394	149,119	150,964	1,845
Indian Rupee,
Expiring:
5/29/2015 [b]	55,165,000	876,477	862,646	(13,831)
5/29/2015 [c]	19,570,000	312,022	306,027	(5,995)
Indonesian Rupiah,
Expiring
5/29/2015 c	673,960,000	51,241	51,668	427
Malaysian Ringgit,
Expiring
5/29/2015 [c]	3,245,000	881,315	908,631	27,316
Mexican New Peso,
Expiring
5/29/2015 [b]	4,950,000	326,179	321,959	(4,220)
Philippine Peso,
Expiring
5/29/2015 [d]	2,450,000	54,582	54,924	342
Polish Zloty,
Expiring
5/29/2015 [c]	1,310,000	351,281	363,533	12,252
Russian Ruble,
Expiring
5/29/2015 [e]	20,785,000	389,327	399,306	9,979
Sales:		Proceeds ($)
Brazilian Real,
Expiring
6/2/2015 [c]	735,000	238,433	241,055	(2,622)

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Colombian Peso,
Expiring:
5/29/2015 [c]	1,657,140,000	650,561	693,624	(43,063)
5/29/2015 [f]	214,280,000	82,702	89,690	(6,988)
7/16/2015 [b]	1,216,930,000	488,012	506,958	(18,946)
Mexican New Peso,
Expiring
5/29/2015 [a]	9,325,000	612,673	606,519	6,154
Peruvian New Sol,
Expiring:
5/29/2015 [a]	1,550,000	492,581	492,829	(248)
5/29/2015 [b]	1,100,000	349,317	349,749	(432)
6/11/2015 [b]	765,000	246,377	242,702	3,675
Polish Zloty,
Expiring
5/29/2015 [c]	540,000	149,119	149,853	(734)
Romanian Leu,
Expiring
5/29/2015 [c]	1,200,000	291,493	304,442	(12,949)
Russian Ruble,
Expiring
5/29/2015 [c]	3,070,000	59,473	58,979	494
Singapore Dollar,
Expiring
5/29/2015 [b]	505,000	374,991	381,414	(6,423)
South African Rand,
Expiring:
5/29/2015 [b]	2,980,000	250,713	249,271	1,442
5/29/2015 [f]	3,390,000	280,468	283,566	(3,098)
South Korean Won,
Expiring:
5/29/2015 [b]	93,690,000	85,148	87,323	(2,175)
5/29/2015 [c]	526,555,000	476,642	490,770	(14,128)
Thai Baht,
Expiring
5/29/2015 [c]	2,240,000	68,701	67,886	815
Turkish Lira,
Expiring
5/29/2015 [c]	590,000	225,179	218,827	6,352
Gross Unrealized Appreciation				85,853
Gross Unrealized Depreciation				(135,852)

Counterparties:

a	Morgan Stanley Capital Services
b	Citigroup
c	JP Morgan Chase Bank
d	Barclays Capital
e	Credit Suisse
f	Deutsche Bank

42

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum pay-outs for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on sovereign issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at April 30, 2015:

OTC—Credit Default Swaps

			(Pay)		Upfront
			Receive	Implied	Premiums	Unrealized
Reference	Notional		Fixed	Credit Market	Received	Appreciation
Obligation ($)	Amount ($)[2]	Rate (%)	Spread (%)[3]	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[1]
Russian Federation,
7.5%, 3/31/2030,
9/20/2015 †	600,000	1.00	284.86	(3,671)	(3,990)	319

44

a	JP Morgan Chase Bank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	85,853	Foreign exchange risk[1,2]	(164,178)
Credit risk[3]	319	Credit risk[3]	(2,573)
Interest rate risk[4]	1,014
Gross fair value of
derivatives contracts	87,186		(166,751)

Statement of Assets and Liabilities location:

1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Outstanding options written, at value.
3	Unrealized appreciation (depreciation) on swap agrements.
4	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[5]	Transactions[6]	Contracts[7]	Transactions[8]	Total
Interest rate	(9,138)	—	—	—	(9,138)
Foreign exchange	—	871	(151,755)	—	(150,884)
Credit	—	—	—	4,490	4,490
Total	(9,138	871	(151,755)	4,490	(155,532)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Transactions[12]	Total
Interest rate	8,210	—	—	—	8,210
Foreign exchange	—	11,042	(57,660)	—	(46,618)
Credit	—	—	—	(2,259)	(2,259)
Total	8,210	11,042	(57,660)	(2,259)	(40,667)

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[12] Net unrealized appreciation (depreciation) on swap transactions.

46

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	1,014	—
Options	—	(28,326)
Forward contracts	85,853	(135,852)
Swaps	319	(2,573)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	87,186	(166,751)
Derivatives not subject to
Master Agreements	(10,993)	—
Total gross amount of assets and liabilities
subject to Master Agreements	76,193	(166,751)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	342	—	—	342
Citigroup	14,097	(14,097)	—	—
JP Morgan Chase Bank	49,820	(49,820)	—	—
Morgan Stanley
Capital Services	11,934	(248)	—	11,686
Total	76,193	(64,165)	—	12,028

The Fund 47

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(46,027)	14,097	—	(31,930)
Deutsche Bank	(28,886)	—	—	(28,886)
JP Morgan Chase Bank	(91,590)	49,820	—	(41,770)
Morgan Stanley
Capital Services	(248)	248	—	—
Total	(166,751)	64,165	—	(102,586)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Interest rate financial futures	878,219
Foreign currency options contracts	11,156
Forward contracts	7,670,760

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Interest rate swap agreements	585,714

At April 30, 2015, accumulated net unrealized appreciation on investments was $1,642,144, consisting of $6,943,492 gross unrealized appreciation and $5,301,348 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

48

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

TheFund 49

INFORMATION ABOUT THE RENEWAL	OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s performance was above the return of the index in one of the three years shown.

The Board discussed with representatives of Dreyfus the reasons for the fund’s relative underperformance, which the Dreyfus representatives explained included an overweight to emerging markets debt and Russia exposure.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was

50

above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses of Class A, Class C, Class I and ClassY shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30%, respectively, of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the

The Fund 51

INFORMATION ABOUT THE RENEWAL	OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

52

  The Board noted the fund’s relative underperformance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 53

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dynamic
Total Return Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Options Written
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dynamic
Total Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dynamic Total Return Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Vassilis Dagioglu, James Stavena, Torrey Zaches, Joseph Miletich, and Sinead Colton, Portfolio Managers, Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dynamic Total Return Fund’s Class A shares produced a total return of 7.49%, Class C shares returned 7.07%, Class I shares returned 7.55% and Class Y shares returned 7.63%.1 In comparison, the Morgan Stanley Capital International World Index (half-hedged) (the “MSCI World Index”) produced a total return of 6.57%, and the Citigroup World Government Bond Index (half-hedged) returned 0.28% for the same period. The Hybrid Index returned 4.08% for the same period. 2

Developed equity markets and U.S. Treasury bonds generally advanced during the reporting period, while most foreign sovereign bonds generated flat returns. The fund successfully participated in the international equity market’s rise while mitigating volatility through bonds and hedging tools.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global equity, bond, currency, and commodities markets.The fund targets a consistent volatility exposure across various economic regimes.The overall asset allocation of the fund is determined through a combination of bottom-up fundamental based valuation and a top-down macro-economic assessment. Among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets. Our quantitative, long/short, relative value investment approach is designed to identify and exploit relative misvalu-ations across and within major developed capital markets such as the United States, Canada, Japan, Australia and many Western European countries as well as Emerging Markets.

Quantitative Easing Drove Market Performance

European equity markets rallied after the European Central Bank announced a larger-than-expected quantitative easing (QE) program in January 2015, while Japanese stocks benefited from the continuation of the Bank of Japan’s QE program. U.S. stocks produced more moderate gains after the Federal Reserve Board’s (the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

“Fed”) third QE program ended in October 2014. These developments sparked a large adjustment in the U.S. dollar-euro exchange rate, and the euro weakened significantly over the reporting period.

In global bond markets, QE programs drove sovereign bond yields lower, particularly in Europe where some high-quality government bonds offered negative yields.

Specific Fund Positions Drove Strong Total Returns

A relatively robust allocation to equities helped the fund participate in the global equity indices’ gains over the reporting period, as strong corporate profits and central bank liquidity injections generally rewarded risk taking.The fund’s results were further bolstered by several well-timed shifts into and out of U.S.Treasury securities, which also helped dampen portfolio volatility. The fund’s positions in sovereign bonds from overseas markets produced positive returns, and a small allocation to commodities detracted from the fund’s total return.

From a security selection perspective, the fund benefited from individual positions across global stock, bond and currency markets. Significant currency-hedged allocations to German and Japanese equities aided relative results, but a relatively large allocation to U.S. equities added little value after the end of the Fed’s bond buying program. Tactical exposure to U.S. Treasury securities and a long position in U.K. gilts added value, but short positions in German bunds detracted from relative results.

Our currency strategy further enhanced the fund’s total returns, most notably a long position in the U.S. dollar funded by short positions in the euro and British pound. While the fund also profited from short positions in the Australian and Canadian dollars amid falling energy prices, these gains were more than offset by losses from our long positions in the Japanese yen and New Zealand dollar.

Volatility was further mitigated by the use of put options, a form of derivative instrument. The fund hedged most of its foreign currency risk using futures contracts, which supported relative results when the U.S. dollar strengthened.

More Long-Short Opportunities Emerge

As of the reporting period’s end, we expect moderate global economic growth and muted inflation. However, due to increased risk to the equity market stemming from uncertainty about global growth and monetary policy changes, we have reduced our allocation to growth assets, especially equities.We also have continued to hold relatively small allocations to inflation-sensitive assets, such as commodities.

4

Among equities, we have emphasized markets such as Germany and Japan where we have found more attractive valuations and stronger growth in corporate earnings. Conversely, we have initiated short positions in U.K. and Italian equities. While bond markets generally appear less attractive, we have continued to employ U.S. Treasury securities to balance the fund’s allocation to equities.Toward the end of the reporting period, we extended the fund’s long U.S. Treasury allocation, and we increased its short position in German bunds when yields approached zero percent. Finally, we have attempted to limit exposure to foreign currency risk by hedging back to the U.S. dollar though short positions in the British pound, Swiss franc, euro, Australian dollar and Canadian dollar.

May 15, 2015

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional
securities.The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative.
Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The
Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand, and the Far East.The
Citigroup World Government Bond (CWGB) Index is a market-capitalization weighted index which includes select designated government bond markets of developed countries.The Hybrid index and an unmanaged hybrid index composed of 60% MSCI Index and 40% CWGB Index. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dynamic Total Return Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.61	$11.40	$6.38	$5.87
Ending value (after expenses)	$1,074.90	$1,070.70	$1,075.50	$1,076.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.40	$11.08	$6.21	$5.71
Ending value (after expenses)	$1,017.46	$1,013.79	$1,018.65	$1,019.14

† Expenses are equal to the fund’s annualized expense ratio of 1.48% for Class A, 2.22% for Class C, 1.24% for
Class I and 1.14% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—10.9%	Shares		Value ($)
Belgium—.0%
Groupe Bruxelles Lambert (STRIP)	31	[a,b]	0
Ireland—.0%
Irish Bank Resolution	3,069	[a,b]	0
United States—10.9%
PowerShares DB Commodity Index Tracking Fund	3,558,581	[a]	65,086,446
SPDR Barclays High Yield Bond ETF	399,912		15,772,529
SPDR S&P 500 ETF Trust	127,805		26,642,230
			107,501,205
Total Common Stocks
(cost $110,808,959)			107,501,205
	Face Amount
	Covered by
Options Purchased—5.7%	Contracts ($)		Value ($)
Call Options—5.4%
U.S. Treasury 10 Year Note Futures,
June 2015 @ $116	4,356,000		53,973,563
	Number of
	Contracts		Value ($)
Call Options—.1%
Swiss Market Index Futures,
June 2015 @ CHF 9,355	200		16,015
Swiss Market Index Futures,
June 2015 @ CHF 9,118	1,460		257,252
Swiss Market Index Futures,
June 2015 @ CHF 9,116	1,800		311,132
			584,399
Put Options—.2%
S & P 500 Index Futures,
May 2015 @ 2,000	254		323,850
S & P 500 Index Futures,
June 2015 @ 2,000	366		1,802,550
			2,126,400
Total Options Purchased
(cost $53,057,244)			56,684,362

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—70.8%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 5/7/15	93,255,000		93,255,000
0.01%, 5/21/15	293,000,000		293,000,879
0.01%, 6/4/15	298,670,000	[c]	298,669,403
0.06%, 9/17/15	17,590,000	[c]	17,588,804
Total Short-Term Investments
(cost $702,507,337)			702,514,086

Other Investment—21.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $211,135,759)	211,135,759	[d]	211,135,759
Total Investments (cost $1,077,509,299)	108.7%		1,077,835,412
Liabilities, Less Cash and Receivables	(8.7%)		(85,892,001)
Net Assets	100.0%		991,943,411

a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2015, the value of these securities amounted to less than $1 or less than .01% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Short-Term/Money Market Investments	92.1	Options Purchased	5.7
Exchange-Traded Fund	10.9		108.7
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Long
Amsterdam Exchange Index	239	26,036,425	May 2015	(799,368)
ASX SPI 200	115	13,097,965	June 2015	(294,328)
Australian 10 Year Bond	55	5,625,949	June 2015	(33,526)
CAC 40 10 EURO	530	29,829,944	May 2015	(808,724)
Canadian 10 Year Bond	116	13,482,536	June 2015	24,999
DAX	255	82,243,863	June 2015	(3,796,821)
Euro-Bond	271	47,682,660	June 2015	(160,450)
FTSE 100	366	38,927,563	June 2015	849,626
FTSE/MIB Index	29	3,690,980	June 2015	87,822
Hang Seng	33	5,983,221	May 2015	60,314
IBEX 35 Index	127	16,191,613	May 2015	(521,149)
Japanese 10 Year Bond	114	141,201,508	June 2015	119,924
Japanese 10 Year Mini Bond	37	4,578,518	June 2015	8,284
Long Gilt	518	93,920,149	June 2015	(285,470)
Mini MSCI Emerging
Markets Index	924	47,987,940	June 2015	4,893,131
S&P/ Toronto Stock
Exchange 60 Index	131	19,211,886	June 2015	489,835
Standard & Poor’s 500	123	63,926,175	June 2015	(218,124)
Standard & Poor’s 500 E-mini	2,440	253,625,800	June 2015	2,767,320
Topix	816	108,560,804	June 2015	3,627,322
U.S. Treasury 10 Year Notes	2,292	294,235,500	June 2015	939,337
Financial Futures Short
Australian 10 Year Bond	719	73,546,492	June 2015	1,029,212
Canadian 10 Year Bond	268	31,149,308	June 2015	512,718
Euro-Bond	1,792	315,303,786	June 2015	2,653,546
FTSE 100	795	84,555,773	June 2015	(109,071)
FTSE/MIB Index	288	36,655,251	June 2015	(199,480)
S&P/ Toronto Stock
Exchange 60 Index	50	7,332,781	June 2015	(171,866)
Standard & Poor’s 500 E-mini	648	67,356,360	June 2015	(1,125,222)
U.S. Treasury 10 Year Notes	1,075	138,003,125	June 2015	(520,403)
Gross Unrealized Appreciation				18,063,390
Gross Unrealized Depreciation				(9,044,002)
See notes to financial statements.

The Fund 9

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)

	Number of
	Contracts	Value ($)
Put Options:
Swiss Market Index Futures,
June 2015 @ CHF 9,118	1,460	(397,514)
Swiss Market Index Futures,
June 2015 @ CHF 9,116	1,800	(481,370)
Swiss Market Index Futures,
June 2015 @ CHF 9,355	200	(86,202)
(premiums received $945,700)		(965,086)

CHF-Swiss Franc
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		866,373,540		866,699,653
Affiliated issuers		211,135,759		211,135,759
Cash				6,247,811
Cash denominated in foreign currencies			1,650	1,737
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				8,300,124
Receivable for shares of Common Stock subscribed				6,703,799
Dividends receivable				29,679
Prepaid expenses				63,589
			1,099,182,151
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				964,965
Payable for investment securities purchased				86,219,255
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				14,122,488
Payable for futures variation margin—Note 4				4,311,557
Outstanding options written, at value (premiums received
$945,700)—See Statement of Options Written—Note 4				965,086
Payable for shares of Common Stock redeemed				423,674
Unrealized depreciation on swap agreements—Note 4				110,071
Accrued expenses				121,644
				107,238,740
Net Assets ($)				991,943,411
Composition of Net Assets ($):
Paid-in capital				956,581,805
Accumulated investment (loss)—net				(8,095,769)
Accumulated net realized gain (loss) on investments				39,955,265
Accumulated net unrealized appreciation (depreciation) on
investments, options transactions, swap transactions and
foreign currency transactions (including $9,019,388 net
unrealized appreciation on financial futures)				3,502,110
Net Assets ($)				991,943,411

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	154,871,252	79,301,987	289,577,317 468,192,855
Shares Outstanding	9,382,420	5,038,484	17,236,302	27,908,062
Net Asset Value Per Share ($)	16.51	15.74	16.80	16.78

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	477,681
Affiliated issuers	69,773
Interest	22,696
Total Income	570,150
Expenses:
Management fee—Note 3(a)	3,930,889
Shareholder servicing costs—Note 3(c)	280,258
Distribution fees—Note 3(b)	167,808
Registration fees	72,401
Professional fees	29,269
Directors’ fees and expenses—Note 3(d)	24,432
Custodian fees—Note 3(c)	19,693
Prospectus and shareholders’ reports	10,853
Loan commitment fees—Note 2	2,895
Miscellaneous	12,418
Total Expenses	4,550,916
Less—reduction in fees due to earnings credits—Note 3(c)	(8)
Net Expenses	4,550,908
Investment (Loss)—Net	(3,980,758)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,316,685)
Net realized gain (loss) on options transactions	(6,347,209)
Net realized gain (loss) on financial futures	51,801,183
Net realized gain (loss) on swap transactions	774,316
Net realized gain (loss) on forward foreign currency exchange contracts	9,160,490
Net Realized Gain (Loss)	54,072,095
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(476,542)
Net unrealized appreciation (depreciation) on options transactions	5,152,651
Net unrealized appreciation (depreciation) on financial futures	1,439,824
Net unrealized appreciation (depreciation) on swap transactions	(394,379)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(5,473,425)
Net Unrealized Appreciation (Depreciation)	248,129
Net Realized and Unrealized Gain (Loss) on Investments	54,320,224
Net Increase in Net Assets Resulting from Operations	50,339,466

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment (loss)—net	(3,980,758)	(4,322,640)
Net realized gain (loss) on investments	54,072,095	64,435,902
Net unrealized appreciation
(depreciation) on investments	248,129	(24,046,357)
Net Increase (Decrease) in Net Assets
Resulting from Operations	50,339,466	36,066,905
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(33,270)
Class I	—	(628,541)
Class Y	—	(2)
Total Dividends	—	(661,813)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	103,423,822	40,057,426
Class C	54,592,717	15,587,424
Class I	229,758,216	137,367,144
Class Y	70,935,993	384,980,303
Dividends reinvested:
Class A	—	32,504
Class I	—	237,305
Cost of shares redeemed:
Class A	(9,434,353)	(12,168,271)
Class C	(1,763,272)	(2,474,623)
Class I	(22,252,727)	(339,962,820)
Class Y	(21,485,935)	(8,075,499)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	403,774,461	215,580,893
Total Increase (Decrease) in Net Assets	454,113,927	250,985,985
Net Assets ($):
Beginning of Period	537,829,484	286,843,499
End of Period	991,943,411	537,829,484
Accumulated investment (loss)—net	(8,095,769)	(4,115,011)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	6,400,507	2,732,324
Shares issued for dividends reinvested	—	2,272
Shares redeemed	(585,488)	(821,361)
Net Increase (Decrease) in Shares Outstanding	5,815,019	1,913,235
Class C
Shares sold	3,543,029	1,095,711
Shares redeemed	(114,765)	(174,197)
Net Increase (Decrease) in Shares Outstanding	3,428,264	921,514
Class Ia
Shares sold	14,013,345	9,286,176
Shares issued for dividends reinvested	—	16,332
Shares redeemed	(1,370,979)	(22,351,907)
Net Increase (Decrease) in Shares Outstanding	12,642,366	(13,049,399)
Class Ya
Shares sold	4,359,143	25,396,758
Shares redeemed	(1,320,543)	(527,370)
Net Increase (Decrease) in Shares Outstanding	3,038,600	24,869,388

a During the period ended October 31, 2014, 19,474,202 Class I shares representing $297,371,067 were exchanged for 19,512,537 ClassY shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	15.36		14.18	12.49	11.74	11.39	9.98
Investment Operations:
Investment (loss)—net [a]	(.11)		(.19)	(.01)	(.03)	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	1.26		1.38	1.65	.78	.39	1.47
Payment by affiliate	—		—	.05	—	—	—
Total from Investment Operations	1.15		1.19	1.69	.75	.35	1.41
Distributions:
Dividends from
investment income—net	—		(.01)	—	—	—	—
Net asset value, end of period	16.51		15.36	14.18	12.49	11.74	11.39
Total Return (%)[b]	7.49	[c]	8.42	13.53 [d]	6.39	3.07	14.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48	[e]	1.54	1.65	1.85	1.88	2.06
Ratio of net expenses
to average net assets	1.48	[e]	1.50	1.50	1.85	1.88	2.06
Ratio of net investment (loss)
to average net assets	(1.35)[e]		(1.30)	(.04)	(.21)	(.38)	(.54)
Portfolio Turnover Rate	—		124.10	1.74	1.65	4.78	2.91
Net Assets, end of period
($ x 1,000)	154,871		54,798	23,462	14,913	18,797	24,096

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d The total return would have been 13.13% had the reimbursement for a trade error not been made by Mellon
Capital.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015				Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.70		13.66	12.12	11.48	11.22	9.91
Investment Operations:
Investment (loss)—net [a]	(.16)		(.29)	(.10)	(.12)	(.13)	(.15)
Net realized and unrealized
gain (loss) on investments	1.20		1.33	1.59	.76	.39	1.46
Payment by affiliate	—		—	.05	—	—	—
Total from Investment Operations	1.04		1.04	1.54	.64	.26	1.31
Net asset value, end of period	15.74		14.70	13.66	12.12	11.48	11.22
Total Return (%)[b]	7.07	[c]	7.61	12.71 [d]	5.58	2.32	13.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.22	[e]	2.30	2.44	2.62	2.63	2.81
Ratio of net expenses
to average net assets	2.22	[e]	2.25	2.25	2.62	2.63	2.81
Ratio of net investment (loss)
to average net assets	(2.09)[e]		(2.08)	(.78)	(.98)	(1.12)	(1.43)
Portfolio Turnover Rate	—		124.10	1.74	1.65	4.78	2.91
Net Assets, end of period
($ x 1,000)	79,302		23,672	9,409	7,704	9,180	12,600

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d The total return would have been 12.29% had the reimbursement for a trade error not been made by Mellon
Capital.
e Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2015				Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013		2012	2011		2010
Per Share Data ($):
Net asset value,
beginning of period	15.61		14.39	12.65		11.84	11.44		9.99
Investment Operations:
Investment income (loss)—net [a]	(.09)		(.14)	.03		.02	.00	[b]	(.01)
Net realized and unrealized
gain (loss) on investments	1.28		1.39	1.67		.79	.40		1.46
Payment by affiliate	—		—	.05		—	—		—
Total from Investment Operations	1.19		1.25	1.75		.81	.40		1.45
Distributions:
Dividends from
investment income—net	—		(.03)	(.01)		—	—		—
Net asset value, end of period	16.80		15.61	14.39		12.65	11.84		11.44
Total Return (%)	7.55	[c]	8.77	13.82	[d]	6.84	3.50		14.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24	[e]	1.21	1.29		1.47	1.49		1.64
Ratio of net expenses
to average net assets	1.24	[e]	1.21	1.25		1.47	1.49		1.64
Ratio of net investment income
(loss) to average net assets	(1.10)[e]		(.94)	.20		.13	.01		(.12)
Portfolio Turnover Rate	—		124.10	1.74		1.65	4.78		2.91
Net Assets, end of period
($ x 1,000)	289,577		71,731	253,971		123,269	49,400		27,544

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d The total return would have been 13.42% had the reimbursement for a trade error not been made by Mellon
Capital.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	15.59		14.39	13.45
Investment Operations:
Investment (loss)—net [b]	(.08)		(.17)	(.01)
Net realized and unrealized gain (loss) on investments	1.27		1.40	.90
Payment by affiliate	—		—	.05
Total from Investment Operations	1.19		1.23	.94
Distributions:
Dividends from investment income—net	—		(.03)	—
Net asset value, end of period	16.78		15.59	14.39
Total Return (%)	7.63	[c]	8.56	6.99	[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14	[e]	1.16	1.31	[e]
Ratio of net expenses to average net assets	1.14	[e]	1.16	1.25	[e]
Ratio of net investment (loss) to average net assets	(.96)[e]		(1.14)	(.18)[e]
Portfolio Turnover Rate	—		124.10	1.74
Net Assets, end of period ($ x 1,000)	468,193		387,629	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d The total return would have been 6.62% had the reimbursement for a trade error not been made by Mellon Capital.
e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

20

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business

22

day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities —
Foreign
Common Stocks†	—	—	0	0
Exchange-Traded
Funds	107,501,205	—	—	107,501,205
Mutual Funds	211,135,759	—	—	211,135,759
U.S. Treasury	—	702,514,086	—	702,514,086
Other Financial
Instruments:
Financial Futures††	18,063,390	—	—	18,063,390
Forward Foreign
Currency Exchange
Contracts††	—	8,300,124	—	8,300,124
Options Purchased	56,099,963	584,399	—	56,684,362
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(9,044,002)	—	—	(9,044,002)
Forward Foreign
Currency Exchange
Contracts††	—	(14,122,488)	—	(14,122,488)
Options Written	—	(965,086)	—	(965,086)
Swaps††	—	(110,071)	—	(110,071)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—Foreign
Common Stocks ($)
Balance as of 10/31/2014	0
Realized gain (loss)	—
Purchases	—
Sales	—
Change in unrealized appreciation (depreciation)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2015	0
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2015	0

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

24

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	104,603,982	426,409,767	319,877,990	211,135,759	21.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net real-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $13,436,527 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the carryover expires in fiscal year 2017.

26

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $661,813.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. During the period ended April 30, 2015, there were no reduction in expenses, pursuant to the undertaking.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2015, the Distributor retained $62,067 from commissions earned on sales of the fund’s Class A shares and $3,360 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $167,808 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $114,859 and $55,936, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing

28

transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $4,208 for transfer agency services and $177 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $8.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $19,693 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $856,995, Distribution Plan fees $43,947, Shareholder Services Plan fees $43,981, custodian fees $12,599, Chief Compliance Officer fees $3,682 and transfer agency fees $3,761.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended April 30, 2015, amounted to $88,497,235 and $0, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the interest rates, values of

30

equities, or as a substitute for an investment. The fund is subject to market risk and interest risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty, if any, by the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparty to the fund to cover the fund’s exposure to the counter-party. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gains ($)
Contracts outstanding
October 31, 2014	2,940	562,383
Contracts written	8,990	2,075,661
Contracts terminated:
Contracts closed	8,470	1,692,344	481,258	1,211,086
Contracts Outstanding
April 30, 2015	3,460	945,700

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to

32

foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/17/2015 [a]	2,699,335	2,151,240	2,130,266	(20,974)
6/17/2015 [b]	5,642,750	4,469,079	4,453,156	(15,923)
6/17/2015 [c]	5,325,715	4,245,511	4,202,958	(42,553)
6/17/2015 [d]	6,034,270	4,629,480	4,762,136	132,656
6/17/2015 [e]	9,202,530	7,170,406	7,262,470	92,064
6/17/2015 [f]	9,995,400	7,748,884	7,888,188	139,304
British Pound,
Expiring:
6/17/2015 [b]	2,604,750	3,814,982	3,996,928	181,946
6/17/2015 [d]	4,711,360	6,958,020	7,229,472	271,452
6/17/2015 [e]	1,375,390	2,055,053	2,110,504	55,451
6/17/2015 [g]	5,209,500	7,625,541	7,993,856	368,315
Canadian Dollar,
Expiring:
6/17/2015 [b]	8,311,000	6,550,003	6,883,865	333,862
6/17/2015 [g]	3,491,000	2,765,644	2,891,538	125,894
Euro,
Expiring:
6/17/2015 [b]	16,345,000	17,558,421	18,364,880	806,459
6/17/2015 [g]	10,389,000	11,293,130	11,672,850	379,720
Japanese Yen,
Expiring:
6/17/2015 [a]	176,653,725	1,486,696	1,480,328	(6,368)
6/17/2015 [b]	1,145,754,250	9,618,422	9,601,228	(17,194)
6/17/2015 [c]	348,533,025	2,933,829	2,920,648	(13,181)
6/17/2015 [e]	277,940,380	2,337,793	2,329,094	(8,699)
6/17/2015 [f]	370,738,620	3,117,088	3,106,727	(10,361)
6/17/2015 [g]	4,075,688,101	33,655,558	34,153,580	498,022

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
New Zealand Dollar,
Expiring:
6/17/2015 [b]	23,845,695	17,447,270	18,112,245	664,975
6/17/2015 [d]	20,346,495	14,759,050	15,454,391	695,341
6/17/2015 [e]	4,758,505	3,417,558	3,614,372	196,814
6/17/2015 [f]	22,669,603	16,544,390	17,218,932	674,542
6/17/2015 [g]	46,045,247	34,161,923	34,974,145	812,222
6/17/2015 [h]	15,373,632	11,046,416	11,677,202	630,786
6/17/2015 [i]	6,098,000	4,575,000	4,631,799	56,799
Norwegian Krone,
Expiring:
6/17/2015 [a]	10,452,685	1,362,915	1,386,254	23,339
6/17/2015 [b]	52,374,050	6,555,874	6,945,941	390,067
6/17/2015 [c]	20,622,865	2,689,296	2,735,042	45,746
6/17/2015 [e]	11,300,200	1,474,490	1,498,653	24,163
6/17/2015 [g]	9,562,200	1,177,525	1,268,156	90,631
6/17/2015 [h]	3,266,632	403,994	433,227	29,233
6/17/2015 [j]	3,834,744	474,349	508,571	34,222
Swedish Krona,
Expiring
6/17/2015 [g]	24,405,000	2,880,921	2,931,429	50,508
Swiss Franc,
Expiring:
6/17/2015	19,071,000	19,994,234	20,478,926	484,692
6/17/2015 [j]	300,236	311,502	322,401	10,899
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
6/17/2015 [b]	24,692,895	18,677,089	19,487,185	(810,096)
6/17/2015 [f]	17,098,752	13,136,270	13,494,025	(357,755)
6/17/2015 [g]	22,507,972	17,129,983	17,762,883	(632,900)
6/17/2015 [i]	2,997,000	2,298,303	2,365,178	(66,875)
British Pound,
Expiring:
6/17/2015 [a]	2,406,850	3,683,903	3,693,255	(9,352)
6/17/2015 [b]	18,540,547	27,643,091	28,450,036	(806,945)
6/17/2015 [c]	4,748,650	7,270,240	7,286,692	(16,452)
6/17/2015 [e]	3,824,840	5,811,022	5,869,128	(58,106)
6/17/2015 [f]	5,213,160	7,787,809	7,999,472	(211,663)
6/17/2015 [g]	3,950,200	5,838,062	6,061,490	(223,428)
6/17/2015 j	10,047,909	15,153,352	15,418,282	(264,930)
Canadian Dollar,
Expiring:
6/17/2015 [b]	12,547,178	9,905,954	10,392,621	(486,667)
6/17/2015 [h]	17,014,221	13,485,690	14,092,600	(606,910)
6/17/2015 [i]	2,890,000	2,293,332	2,393,739	(100,407)
6/17/2015 [j]	16,564,606	12,964,901	13,720,191	(755,290)
6/17/2015 [k]	18,566,848	14,733,898	15,378,615	(644,717)

34

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring:
6/17/2015	[b]	10,877,550	11,668,900	12,221,774	(552,874)
6/17/2015	[d]	2,416,750	2,559,261	2,715,407	(156,146)
6/17/2015	[g]	41,434,909	44,783,599	46,555,347	(1,771,748)
Japanese Yen,
Expiring:
6/17/2015	[b]	261,942,400	2,168,444	2,195,033	(26,589)
6/17/2015	[g]	65,485,600	541,850	548,758	(6,908)
New Zealand Dollar,
Expiring
6/17/2015	[g]	9,701,000	7,355,104	7,368,495	(13,391)
Norwegian Krone,
Expiring:
6/17/2015	[b]	20,766,000	2,562,780	2,754,024	(191,244)
6/17/2015	[d]	20,766,000	2,563,366	2,754,024	(190,658)
6/17/2015	[g]	41,532,000	5,122,296	5,508,049	(385,753)
Swedish Krona,
Expiring:
6/17/2015	[a]	11,184,545	1,307,874	1,343,442	(35,568)
6/17/2015	[b]	65,083,050	7,523,055	7,817,510	(294,455)
6/17/2015	[c]	22,066,805	2,583,557	2,650,574	(67,017)
6/17/2015	[e]	18,378,880	2,142,010	2,207,596	(65,586)
6/17/2015	[f]	26,804,520	3,102,637	3,219,649	(117,012)
6/17/2015	[g]	20,335,934	2,354,551	2,442,669	(88,118)
6/17/2015	[k]	22,324,470	2,614,685	2,681,524	(66,839)
Swiss Franc,
Expiring:
6/17/2015	[b]	7,688,800	7,795,339	8,256,430	(461,091)
6/17/2015	[e]	32,059,671	32,614,775	34,426,492	(1,811,717)
6/17/2015	[f]	18,828,697	18,935,588	20,218,735	(1,283,147)
6/17/2015	[g]	11,267,200	11,750,126	12,099,007	(348,881)
Gross Unrealized
Appreciation					8,300,124
Gross Unrealized
Depreciation					(14,122,488)

Counterparties:

a BNP Paribas b Citigroup c Credit Suisse d Deutsche Bank e UBS f Westpac Bank g HSBC h Bank of America i Royal Bank of Canada j Goldman Sachs International k Bank of Montreal

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are sub-

36

ject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counter-party to the fund to cover the fund’s exposure to the counterparty.The following summarizes open total return swaps entered into by the fund at April 30, 2015:

OTC—Total Return Swaps

Pay/	Notional	Reference			Unrealized
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	20,765,354	TRS SPDR	Citigroup	12/16/2015	(74,321)
		Barclays High
		Yield Bond ETF
Receive	10,151,563	TRS SPDR	Citigroup	12/16/2015	(35,750)
		Barclays High
		Yield Bond ETF
Gross Unrealized Depreciation					(110,071)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	59,261,583	Interest rate risk[1]	(999,849)
Equity risk[1,2]	15,486,169	Equity risk[1,3,4]	(9,119,310)
Foreign exchange risk[5]	8,300,124	Foreign exchange risk[5]	(14,122,488)
Gross fair value of
derivatives contracts	83,047,876		(24,241,647)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Unrealized (depreciation) on swap agreements.
4	Outstanding options written, at value.
5	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Transactions[9]	Total
Equity	43,809,695	(8,225,909)	—	774,316 36,358,102
Interest rate	7,991,488	1,878,700	—	—	9,870,188
Foreign
exchange	—	—	9,160,490	—	9,160,490
Total	51,801,183	(6,347,209)	9,160,490	774,316	55,388,780

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[10]	Transactions[11]	Contracts[12]	Transactions[13]	Total
Equity	(1,341,025)	1,081,309	—	(394,379)	(654,095
Interest rate	2,780,849	4,071,342	—	—	6,852,191
Foreign
exchange	—	—	(5,473,425)	—	(5,473,425)
Total	1,439,824	5,152,651	(5,473,425)	(394,379)	724,671

Statement of Operations location:

6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net realized gain (loss) on swap transactions.
[10] Net unrealized appreciation (depreciation) on financial futures.
[11] Net unrealized appreciation (depreciation) on options transactions.
[12] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[13] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

38

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	18,063,390	(9,044,002)
Options	56,684,362	(965,086)
Forward contracts	8,300,124	(14,122,488)
Swaps	—	(110,071)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	83,047,876	(24,241,647)
Derivatives not subject to
Master Agreements	(74,209,099)	9,183,205
Total gross amount of assets and
liabilities subject to Master
Agreements	8,838,777	(15,058,442)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Bank of America	660,019	(606,910)	—	53,109
BNP Paribas	23,339	(23,339)	—	—
Citigroup	2,377,309	(2,377,309)	—	—
Deutsche Bank	1,099,449	(346,804)	—	752,645
Goldman Sachs
International	318,388	(318,388)	—	—
HSBC	2,810,004	(2,810,004)	—	—
Morgan Stanley
Capital Services	311,132	(311,132)	—	—
Royal Bank of
Canada	56,799	(56,799)	—	—
UBS	368,492	(368,492)	—	—
Westpac Bank	813,846	(813,846)	—	—
Total	8,838,777	(8,033,023)	—	805,754

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(606,910)	606,910	—	—
Bank of Montreal	(711,556)	—	—	(711,556)
BNP Paribas	(72,262)	23,339	—	(48,923)
Citigroup	(3,773,149)	2,377,309	1,040,000	(355,840)
Deutsche Bank	(346,804)	346,804	—	—
Goldman Sachs
International	(1,503,936)	318,388	—	(1,185,548)
HSBC	(3,471,127)	2,810,004	—	(661,123)
Morgan Stanley
Capital Services	(481,370)	311,132	—	(170,238)
Royal Bank of
Canada	(167,282)	56,799	—	(110,483)
UBS	(1,944,108)	368,492	900,000	(675,616)
Westpac Bank	(1,979,938)	813,846	—	(1,166,092)
Total	(15,058,442)	8,033,023	1,940,000	(5,085,419)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	480,842,575
Interest rate financial futures	401,324,009
Equity options contracts	3,188,914
Interest rate options contracts	23,805,687
Forward contracts	290,034,234

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Equity total return swap agreements	18,649,902

At April 30, 2015, accumulated net unrealized appreciation on investments was $326,113, consisting of $5,257,073 gross unrealized appreciation and $4,930,960 gross unrealized depreciation.

40

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constituted constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law. On August 1, 2014, defendants filed a motion to dismiss the Third Amended Complaint, and oral arguments on the motion to dismiss were held on January 14, 2015. A decision on the motion to dismiss is still pending.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

42

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking highest in the Performance Group in all periods and ranking in the first quartile of the Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group) and the fund’s actual management fee (highest in the Expense Group) and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the

44

services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

46

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)